AMERICAN
                                                             EXPRESS

                                                              Financial
                                                                Direct


Strategist Income Fund, Inc.

1999 Semiannual Report


                                             Strategist Government Income Fund

                                                    Strategist High Yield Fund

                                                Strategist Quality Income Fund

Table of Contents

From the Portfolio Manager (Strategist Government Income Fund)               2

From the Portfolio Manager (Strategist High Yield Fund)                      4

From the Portfolio Manager (Strategist Quality Income Fund)                  6

Financial Statements (Strategist Income Fund, Inc.)                          8

Notes to Financial Statements (Strategist Income Fund, Inc.)                13

Financial Statements (Government Income Portfolio)                          20

Notes to Financial Statements (Government Income Portfolio)                 23

Investments in Securities (Government Income Portfolio)                     28

Financial Statements (High Yield Portfolio)                                 36

Notes to Financial Statements (High Yield Portfolio)                        39

Investments in Securities (High Yield Portfolio)                            43

Financial Statements (Quality Income Portfolio)                             73

Notes to Financial Statements (Quality Income Portfolio)                    76

Investments in Securities (Quality Income Portfolio)                        81

(picture of) James W. Snyder
James w. Snyder
Portfolio manager

From the Portfolio Manager

Strategist Government Income Fund

Rising interest rates put a damper on the bond market during the past six months. Still, Strategist Government Income Fund fared relatively well, as it generated a positive total return of 0.81% for the first half of the fiscal year June through November 1999.

Although inflation had, to that point, shown little indication of getting out of hand, fixed-income investors found enough to worry about when the period began. Leading the list were an economy that, except for the second quarter of 1999, continued to show remarkably good growth; an extremely tight labor market; a run-up in the price of oil; and an occasionally weak dollar. That combination, many investors apparently concluded, probably would fan the fire under inflation before long. That view was reinforced by the actions of the Federal Reserve Board (the Fed), which raised short-term interest rates three times during the six months (in June, August and November) in an effort to cool off the economy and head off a potential spike in inflation.


SELLING PRESSURE INCREASES
The result of the hand-wringing and the Fed's actions was increased selling pressure on bonds, which caused interest rates to rise and, ultimately, caused prices to fall. Although the short- and intermediate-term securities the Fund invests in were less affected by the downturn than longer-maturity bonds, the negative environment did hurt the Fund's performance.

Also playing a role was a huge supply of new bonds, which tended to hold down prices on all non-U.S. Treasury issues, including the mortgage-backed securities that made up the bulk of the portfolio. Later in the period, the supply shrank somewhat, lending some much-needed support to the mortgage sector. That helped the Fund to turn things around during the fall, when it recorded three straight months of gains to finish in positive territory for the period as a whole.

Looking at the portfolio's asset mix, I kept the majority invested in mortgage-backed bonds issued by the Federal National Mortgage Association (commonly known as "Fannie Mae") and the Federal Home Loan Mortgage Corporation ("Freddie Mac"). Most of the rest went into Treasury securities. At the outset of the period, the portfolio held a higher-than-usual level of cash reserves, which provided something of a cushion for the Fund's net asset value as interest rates rose. I gradually reduced the cash over the ensuing months. As is normally the case, I also maintained an investment in interest-rate futures contracts -- a form of derivatives -- to reduce volatility in the Fund's value.

As the second half of the fiscal year begins, fixed-income investors remain concerned that the Fed may find it necessary to push short-term interest rates still higher in upcoming months. Even if the Fed doesn't act, over the near term I think the bond market could continue to struggle in the face of that possibility. In light of that, I plan to maintain an emphasis on mortgage-backed securities, which I believe offer good investment value as well as potential for positive performance.


James W. Snyder

(picture of) Jack Utter
Jack Utter
Portfolio manager

From the Portfolio Manager

Strategist High Yield Fund

The bond market struggled for much of the past six months amid concerns about inflation and rising interest rates. Although high-yield issues fared better than most sectors of the market, an over all decline in prices resulted in Strategist High Yield Fund experiencing a loss of 0.75% on a total return basis for the first half of the fiscal year -- June through November 1999.

The period got off to a reasonably good start, though, as the economy continued to chug along with little sign of higher inflation. Thanks in part to strength in its telecommunications and paper/forest products holdings, the Fund produced positive results through mid-summer.

But the tone of the bond market changed abruptly about that time, as investors, prompted by a hike in short-term interest rates by the Federal Reserve Board (the Fed), became increasingly worried that higher inflation and still-higher interest rates might lie ahead. That concern was reinforced by another Fed rate hike in late August. While high-yield bonds suffered less from the rise in rates than did some sectors of the market, a substantial supply of new issues and a drop-off in demand on the part of investors in high-yield mutual funds kept downward pressure on prices through October.


A LATE RALLY
Still, the period did end on an encouraging note, as news of still-tame inflation finally boosted investors' spirits. For the Fund, the result was a sharp rebound in November, which proved to be its strongest month of the period.


As I look toward the new fiscal year, with economic growth showing no sign of slacking off, I think the Fed may decide to push short-term interest rates somewhat higher in the months ahead to avoid a run-up in inflation. Nevertheless, while that almost surely would present a near-term problem for the bond market, I think it might ultimately lead to better performance as the period progresses. Beyond that, because high-yield bonds currently offer above-average investment value, I think they have the potential to attract increased interest from investors and, therefore, could enjoy improved price support.


Jack Utter

(picture of) Ray Goodner
Ray Goodner
Portfolio manager

From the Portfolio Manager

Strategist Quality Income Fund

The U.S. bond market struggled for much of the past six months, as concern about potentially higher inflation led to a rise in interest rates. Strategist Quality Income Fund did manage to finish in positive territory, however, with a total return of 0.06% for the first half of the fiscal year -- June through November 1999.

With the economy continuing to hum along, unemployment at a record-low level and the price of oil more than doubling in a matter of months, the unwelcome specter of higher inflation was confronting many bond investors when the period began. Evidently, the Federal Reserve Board (the Fed) saw some threat to the still-tame inflation environment, too, as it raised short-term interest rates three times over the six months -- in June, August and November -- in an effort to cool off the economy and, ultimately, relieve whatever upward pressure might have been building under consumer prices.


RATES UP, BONDS DOWN
The end result was that interest rates across the maturity range crept higher, holding down bond prices in the process. Compounding the situation was a heavy supply of corporate bonds, which further eroded the foundation under prices. Fortunately, during the autumn interest rates leveled off, creating a better tone in the market and enabling bonds to make up some of the previously lost ground.

Given the difficult environment, I maintained a defensive structure in the portfolio. This centered on reducing the duration to provide some protection against rising interest rates. (Duration, a function of the average maturity of the securities in the portfolio, influences the Fund's sensitivity to interest-rate changes. In general, the longer the duration, the greater the sensitivity.) In addition, I held a higher-than-normal level of cash reserves.

Looking at bond sectors, the biggest area of investment was high-grade corporate bonds, followed by U.S. Treasury and mortgage-backed securities. Among that group, on a relative basis corporates and mortgages provided the best performance for the Fund. I also held some Korean and Malaysian bonds denominated in U.S. dollars. While they amounted to a modest portion of the portfolio, their strong price gains did have a noticeably positive effect on performance.

Although the first half of the fiscal year was disappointing on an absolute basis, I'm encouraged that the bond market held up as well as it did given the conditions and that inflation has yet to show clear signs of heading higher. Looking ahead, while the Fed could raise short-term interest rates somewhat higher over the near term, I think longer-term rates may be relatively stable and perhaps even decline before the fiscal year is over. If so, the bond market and, ultimately, the Fund are likely to experience improving performance.

Ray Goodner


Financial Statements

Statements of assets and liabilities

Strategist Income Fund, Inc.

                                                       Strategist      Strategist   Strategist
                                                       Government      High Yield    Quality
Nov. 30, 1999 (Unaudited)                              Income Fund        Fund     Income Fund

Assets
Investments in corresponding Portfolio (Note 1)        $891,979       $1,696,239      $745,943
Expense receivable from AEFC                                937              170            49
                                                            ---              ---            --
Total assets                                            892,916        1,696,409       745,992
                                                        -------        ---------       -------

Liabilities
Dividends payable to shareholders                         1,215            3,774           905
Accrued transfer agency fee                                   2                3             1
Accrued administrative services fee                           1                2             1
Other accrued expenses                                    5,738           18,943         3,675
                                                          -----           ------         -----
Total liabilities                                         6,956           22,722         4,582
                                                          -----           ------         -----
Net assets applicable to outstanding capital stock     $885,960       $1,673,687      $741,410
                                                       ========       ==========      ========

Represented by

Capital stock -- $.01 par value (Note 1)                  1,869       $    4,467      $    836
Additional paid-in capital                              915,519        1,983,642       753,606
Undistributed net investment income                       1,216            4,240           826
Accumulated net realized gain (loss)                    (19,415)        (104,754)        1,929
Unrealized appreciation (depreciation) on investments   (13,229)        (213,908)      (15,787)
                                                        -------         --------       -------
Total -- representing net assets applicable to
   outstanding capital stock                           $885,960       $1,673,687      $741,410
                                                       ========       ==========      ========
Shares outstanding                                      186,949          446,743        83,561
                                                        -------          -------        ------
Net asset value per share of outstanding capital stock $   4.74       $     3.75      $   8.87
                                                           ----       ----------      --------

See accompanying notes to financial statements.

Statements of operations

Strategist Income Fund, Inc.
                                             Strategist      Strategist         Strategist
Six months ended Nov. 30, 1999               Government      High Yield          Quality
(Unaudited)                                  Income Fund       Fund            Income Fund

Investment income
Income:
Dividends                                              $   --           $ 10,016     $     199
Interest                                                 29,613           84,015        25,915
   Less foreign taxes withheld                             --               --              (8)
Total income                                             29,613           94,031        26,106
                                                         ------           ------        ------
Expenses (Note 2):
Expenses allocated from corresponding Portfolio           2,271            4,923         1,992
Distribution fee                                            768            1,484           649
Transfer agency fee                                         327              502           193
Administrative services fees and expenses                   226              432           191
Compensation of board members                               409              458           410
Registration fees                                        13,025           23,407         4,151
Audit fees                                                1,800            1,800         1,800
Printing and postage                                        480            3,920           182
Other                                                     3,810            1,372           187
                                                          -----            -----           ---
Total expenses                                           23,116           38,298         9,755
   Less expenses reimbursed by AEFC                     (18,113)         (28,679)       (5,528)
                                                        -------          -------        ------
Total net expenses                                        5,003            9,619         4,227
                                                          -----            -----         -----
Investment income (loss)-- net                           24,610           84,412        21,879
                                                         ------           ------        ------

 Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
   Security transactions                                (27,000)         (36,857)       (7,069)
   Financial futures contracts                           (4,063)            --           2,423
   Foreign currency transactions                            --            (1,566)          (40)
   Options contracts written                             11,575              --            --
                                                         ------

Net realized gain (loss) on investments                 (19,488)         (38,423)       (4,686)
Net change in unrealized appreciation
   (depreciation) on investments                          4,519          (61,262)      (16,432)
                                                          -----          -------       -------
Net gain (loss) on investments                          (14,969)         (99,685)      (21,118)
                                                        -------          -------       -------
Net increase (decrease) in net assets
   resulting from operations                           $  9,641        $ (15,273)   $      761
                                                       =========        ========    ==========

See accompanying notes to financial statements.

Statements of changes in net assets

Strategist Income Fund, Inc.
                                                             Strategist Government       Income Fund
                                                                Nov. 30, 1999            May 31, 1999
                                                               Six months ended          Year ended
                                                                 (Unaudited)

Operations and distributions
Investment income (loss)-- net                                      $ 24,610           $ 44,023
Net realized gain (loss) on investments                              (19,488)            22,247
Net change in unrealized appreciation
   (depreciation) on investments                                       4,519            (35,378)
                                                                       -----            -------
Net increase  (decrease) in net assets  resulting  from  operations    9,641             30,892
                                                                       -----             ------
Distributions to shareholders from:
   Net investment income                                             (24,474)           (44,231)
   Net realized gain                                                     --            (14,001)
                                                                                       -------
Total distributions                                                  (24,474)           (58,232)
                                                                     -------            -------

Capital share transactions (Note 3)
Proceeds from sales                                                   16,966            273,402
Reinvestment of distributions at net asset value                      14,350             58,028
Payments for redemptions                                             (29,642)           (62,923)
                                                                     -------            -------
Increase (decrease) in net assets from capital share transactions      1,674            268,507
                                                                       -----            -------
Total increase (decrease) in net assets                              (13,159)           241,167
Net assets at beginning of period                                    899,119            657,952
Net assets at end of period                                         $885,960           $899,119
                                                                    ========           ========
Undistributed net investment income                                 $  1,216           $  1,080
                                                                    --------           --------

See accompanying notes to financial statements.

Statements of changes in net assets

Strategist Income Fund, Inc.
                                                                 Strategist High Yield Fund
                                                              Nov. 30, 1999      May 31, 1999
                                                            Six months ended     Year ended
                                                               (Unaudited)

Operations and distributions

Investment income (loss)-- net                                    $ 84,412         $ 169,409
Net realized gain (loss) on investments                            (38,423)          (66,406)
Net change in unrealized appreciation
   (depreciation) on investments                                   (61,262)         (185,856)
                                                                   -------          --------
Net increase (decrease) in net assets resulting from operations    (15,273)          (82,853)
                                                                   -------           -------
Distributions to shareholders from:
   Net investment income                                           (81,083)         (176,522)
   Net realized gain                                                   --            (18,715)
                                                                                     -------
Total distributions                                                (81,083)         (195,237)
                                                                   -------          --------

Capital share transactions (Note 3)
Proceeds from sales                                                177,378          1,140,763
Reinvestment of distributions at net asset value                    55,167            140,321
Payments for redemptions                                          (136,434)          (466,187)
                                                                  --------           --------
Increase (decrease) in net assets from capital share transactions   96,111            814,897
                                                                    ------            -------
Total increase (decrease) in net assets                               (245)           536,807
Net assets at beginning of period                                1,673,932          1,137,125
                                                                 ---------          ---------
Net assets at end of period                                     $1,673,687         $1,673,932
                                                                ==========         ==========
Undistributed net investment income                             $    4,240         $      911
                                                                ----------         ----------

See accompanying notes to financial statements.

Statements of changes in net assets

Strategist Income Fund, Inc.
                                                                   Strategist Quality Income Fund
                                                                   Nov. 30, 1999      May 31, 1999
                                                                   Six months ended    Year ended
                                                                     (Unaudited)

Operations and distributions
Investment income (loss)-- net                                          $ 21,879           $ 41,799
Net realized gain (loss) on investments                                   (4,686)            14,233
Net change in unrealized appreciation
   (depreciation) on investments                                         (16,432)           (31,558)
                                                                         -------            -------
Net  increase  (decrease)  in net assets  resulting  from  operations        761             24,474
                                                                             ---             ------
Distributions to shareholders from:
   Net investment income                                                 (21,703)           (41,686)
   Net realized gain                                                         --              (5,030)
                                                                                             ------
Total distributions                                                      (21,703)           (46,716)
                                                                         -------            -------

Capital share transactions (Note 3)
Proceeds from sales                                                        1,832            116,122
Reinvestment of distributions at net asset value                          20,878             46,716
Payments for redemptions                                                 (17,293)           (56,369)
                                                                         -------            -------
Increase (decrease) in net assets from capital share transactions          5,417            106,469
                                                                           -----            -------
Total increase (decrease) in net assets                                  (15,525)            84,227
Net assets at beginning of period                                        756,935            672,708
                                                                         -------            -------
Net assets at end of period                                             $741,410           $756,935
                                                                        ========           ========
Undistributed net investment income                                     $    826           $    650
                                                                        --------           --------

See accompanying notes to financial statements.

Notes to Financial Statements

Strategist Income Fund, Inc.
(Unaudited as to Nov. 30, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Strategist Government Income Fund (Government Income Fund), Strategist High Yield Fund (High Yield Fund), and Strategist Quality Income Fund (Quality Income
Fund) are series of capital stock within Strategist Income Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Each Fund has 3 billion authorized shares of capital stock.

Investments in Portfolios
Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series (the Portfolio) of Income Trust (the Trust).

Government Income Fund invests all of its assets in the Government Income Portfolio, an open-end investment company that has the same objectives as the Fund. Government Income Portfolio invests primarily in U.S. government and government agency securities.

High Yield Fund invests all of its assets in the High Yield Portfolio, an open-end investment company that has the same objectives as the Fund. High Yield Portfolio invests primarily in long-term corporate bonds in the lower ranking categories, commonly known as junk bonds.

Quality Income Fund invests all of its assets in the Quality Income Portfolio, an open-end investment company that has the same objectives as the Fund. Quality Income Portfolio invests primarily in investment-grade bonds.

Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. Each Fund records its investment in the corresponding Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolios' net assets. As of Nov. 30, 1999, the percentages of the corresponding Portfolio owned by Government Income Fund, High Yield Fund and Quality Income Fund were 0.03%, 0.05% and 0.05%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders
Dividends from net investment income, declared daily and paid monthly for Government Income Fund, High Yield Fund, and Quality Income Fund, are reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

Other
As of Nov. 30, 1999, AEFC owned 130,174 shares of Government Income Fund, 160,799 shares of High Yield Fund and 69,610 shares of Quality Income Fund.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund has an agreement with AEFC to provide administrative services. Under its Administrative Services Agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. Each Fund pays AECSC an annual fee per shareholder account of $25.

Under a Plan and Agreement of Distribution, each Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution services.

A redemption fee of 0.50% is applied and retained by High Yield Fund if shares are redeemed or exchanged within 180 days of purchase.

AEFC and the Distributor have agreed to waive certain fees and to absorb certain other Fund expenses through May 31, 2000. Under this agreement, each Fund's total expenses will not exceed 1.10% (1.20% for High Yield Fund) of each of the Fund's average daily net assets. In addition, for the six months ended Nov. 30, 1999, AEFC further voluntarily agreed to waive certain fees and expenses to 1.11% for High Yield Fund.

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                          Six months ended Nov. 30, 1999
                                   Government       High        Quality
                                     Income         Yield       Income
                                      Fund          Fund         Fund
Sold                                 3,582         45,410         204
Issued for reinvested distributions  3,019         14,397       2,334
Redeemed                            (6,237)       (35,877)     (1,938)
                                    ------        -------      ------
Net increase (decrease)                364         23,930         600

                                             Year ended May 31, 1999
                                   Government       High        Quality
                                     Income         Yield       Income
                                     Fund           Fund         Fund
Sold                                55,436        254,861      12,360
Issued for reinvested distribtions  11,755         34,590       4,993
Redeemed                           (12,803)      (113,505)     (5,994)
                                   -------       --------      ------
Net increase (decrease)             54,388        175,946      11,359


4. CAPITAL LOSS CARRYOVER
For federal income tax purposes, High Yield Fund has a capital loss carryover as of May 31, 1999 of $66,068 that if not offset by subsequent capital gains, will expire in 2008. It is unlikely the board will authorize a distribution of any net realized capital gains for a fund until its available capital loss carryover has been offset or expires.

5. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating each Fund's results.

Government Income Fund

Fiscal period ended May 31,

Per share income and capital changesa

                                                       1999c     1999       1998       1997b

Net asset value, beginning of period                   $4.82     $4.98      $4.93      $4.91

Income from investment operations:

Net investment income (loss)                             .13       .28        .32        .30

Net gains (losses) (both realized and unrealized)       (.08)     (.07)       .11        .06

Total from investment operations                         .05       .21        .43        .36

Less distributions:

Dividends from net investment income                    (.13)     (.28)      (.33)      (.30)

Distributions from realized gains                         --      (.09)      (.05)      (.04)

Total distributions                                     (.13)     (.37)      (.38)      (.34)
Net asset value, end of period                         $4.74     $4.82      $4.98      $4.93


Ratios/supplemental data

Net assets, end of period (in thousands)                $886      $899       $658       $548

Ratio of expenses to average daily net assetsd          1.10%e    1.09%      1.09%      1.10%e

Ratio of net investment income (loss)
to average daily net assets                             5.43%e    5.57%      6.44%      6.48%e

Portfolio turnover rate
 (excluding short-term securities)                       303%      278%       159%       146%

Total return                                             .81%     4.19%      9.04%      7.59%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was June 10, 1996.
c Six months ended Nov. 30, 1999 (Unaudited).
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
  Without this agreement, the ratio of expenses to average daily net assets would have been 5.10% for the six months ended Nov. 30, 1999 and 1.41%, 1.57% and 25.68% for the periods ended 1999, 1998 and 1997, respectively.
e Adjusted to an annual basis.

High Yield Fund

Fiscal period ended May 31,

Per share income and capital changesa

                                                             1999c     1999       1998      1997b

Net asset value, beginning of period                         $3.96     $4.61      $4.41      $4.31

Income from investment operations:

Net investment income (loss)                                   .18       .39        .43        .38

Net gains (losses) (both realized and unrealized)             (.21)     (.58)       .17        .09

Total from investment operations                              (.03)     (.19)       .60        .47

Less distributions:

Dividends from net investment income                          (.18)     (.42)      (.40)      (.37)

Distributions from realized gains                               --      (.04)        --         --

Total distributions                                           (.18)     (.46)      (.40)      (.37)

Net asset value, end of period                               $3.75     $3.96      $4.61      $4.41


Ratios/supplemental data

Net assets, end of period (in thousands)                    $1,674    $1,674     $1,137       $960

Ratio of expenses to average daily net assetsd                1.11%e    1.19%       .72%      1.19%e

Ratio of net investment income (loss)
to average daily net assets                                   9.77%e    9.73%      9.28%      8.90%e

Portfolio turnover rate
(excluding short-term securities)                               19%       47%        81%        92%

Total return                                                  (.75%)   (3.94%)    14.02%     11.40%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was June 10, 1996.
c Six months ended Nov. 30, 1999 (Unaudited).
d The Advisor and Distributor voluntarily limited total operating expenses.
  Without this agreement, the ratio of expenses to average  daily net assets would have been 4.43% for the six months ended Nov. 30, 1999 and 1.85%,  2.15%
  and 11.48% for the periods ended 1999, 1998 and 1997, respectively.
e Adjusted to an annual basis.

Quality Income Fund

Fiscal period ended May 31,

Per share income and capital changesa

                                                    1999c     1999       1998       1997b

Net asset value, beginning of period                $9.12     $9.40      $9.15      $8.95

Income from investment operations:

Net investment income (loss)                          .25       .53        .58        .55

Net gains (losses) (both realized and unrealized)    (.25)     (.21)       .34        .18

Total from investment operations                       --       .32        .92        .73

Less distributions:

Dividends from net investment income                 (.25)     (.54)      (.61)      (.53)

Distributions from realized gains                      --      (.06)      (.06)        --

Total distributions                                  (.25)     (.60)      (.67)      (.53)

Net asset value, end of period                      $8.87     $9.12      $9.40      $9.15


Ratios/supplemental data

Net assets, end of period (in thousands)             $741      $757       $673       $575

Ratio of expenses to average daily net assetsd       1.10%e    1.09%       .97%      1.10%e

Ratio of net investment income (loss)
to average daily net assets                          6.82%e    5.68%      6.22%      6.33%e

Portfolio turnover rate
(excluding short-term securities)                      28%       30%        20%        31%

Total return                                          .06%     3.38%     10.30%      8.31%

a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was June 10, 1996.
c Six months ended Nov. 30, 1999 (Unaudited).
d The Advisor and  Distributor  voluntarily  limited total  operating  expenses.
  Without this agreement, the ratio of expenses to average daily net assets would have been 2.55% for the six months ended Nov. 30, 1999 and 3.58%, 1.48% and 13.34% for the periods ended 1999, 1998 and 1997, respectively.
e Adjusted to an annual basis.

Financial Statements

Statement of assets and liabilities

Government Income Portfolio

Nov. 30, 1999 (Unaudited)

Assets
Investments in securities, at value (Note 1)
   (identified cost $4,583,093,649)                                      $4,527,530,478
Cash in bank on demand deposit                                                  770,720
Accrued interest receivable                                                  26,978,644
Receivable for investment securities sold                                   726,259,440
U.S. government securities held as collateral (Note 5)                       74,105,757
                                                                             ----------
Total assets                                                              5,355,645,039
                                                                          -------------

Liabilities
Payable for investment securities purchased                                 245,854,032
Payable for securities purchased on a when-issued basis (Note 1)            827,200,077
Payable upon return of securities loaned (Note 5)                           858,622,632
Accrued investment management services fee                                       43,186
Other accrued expenses                                                           15,586
Securities sold short (Notes 1 and 3)                                       224,001,250
Options contracts written, at value (premium received $1,863,381) (Note 6)      577,500
                                                                                -------
Total liabilities                                                         2,156,314,263
                                                                          -------------
Net assets                                                               $3,199,330,776
                                                                         ==============

See accompanying notes to financial statements.

Statement of operations

Government Income Portfolio

Six months ended Nov. 30, 1999 (Unaudited)

Investment income
Income:
Interest                                                                   $110,029,262
                                                                           ------------
Expenses (Note 2):
Investment management services fee                                            8,307,540
Compensation of board members                                                     7,210
Custodian fees                                                                  129,730
Audit fees                                                                       16,875
Other                                                                            24,695
                                                                                 ------
Total expenses                                                                8,486,050
   Earnings credits on cash balances (Note 2)                                    (6,026)
                                                                                 ------
Total net expenses                                                            8,480,024
                                                                              ---------
Investment income (loss) -- net                                             101,549,238
                                                                            -----------

 Realized and unrealized gain (loss) -- net Net realized gain (loss) on:
   Security transactions (Note 3)                                          (102,651,069)
   Financial futures contracts                                              (14,547,989)
   Options contracts written (Note 6)                                        43,106,240
                                   -                                         ----------
Net realized gain (loss) on investments                                     (74,092,818)
Net change in unrealized appreciation (depreciation) on investments          17,562,382
                                                                             ----------
Net gain (loss) on investments                                              (56,530,436)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $ 45,018,802
                                                                          -------------

See accompanying notes to financial statements.

Statements of changes in net assets

Government Income Portfolio
                                                                    Nov. 30, 1999         May 31, 1999
                                                                   Six months ended        Year ended
                                                                     (Unaudited)

Operations
Investment income (loss) -- net                                   $  101,549,238          $  170,696,388
Net realized gain (loss) on investments                              (74,092,818)             77,523,298
Net change in unrealized appreciation (depreciation) on investments   17,562,382            (129,475,710)
                                                                      ----------            ------------

Net increase (decrease) in net assets resulting from operations       45,018,802             118,743,976
Net contributions (withdrawals) from partners                       (260,136,460)            726,433,297
                                                                    ------------             -----------
Total increase (decrease) in net assets                             (215,117,658)            845,177,273
Net assets at beginning of period                                  3,414,448,434           2,569,271,161
                                                                   -------------           -------------
Net assets at end of period                                       $3,199,330,776          $3,414,448,434
                                                                  ==============          ==============

See accompanying notes to financial statements.

Notes to Financial Statements

Government Income Portfolio

(Unaudited as to Nov. 30, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Government Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio seeks to provide a high level of current income and safety of principal consistent with investment in U.S. government and government agency securities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put and call options on U.S. government securities. The Portfolio also may purchase mortgage-backed security (MBS) put spread options and write covered MBS call spread options. MBS spread options are based upon the changes in the price spread between a specified mortgage-backed security and a like-duration Treasury security. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Portfolio also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Short sales
The Portfolio may engage in short sales. In these transactions, the Portfolio sells a security that it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio is obligated to replace the security that was borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the Portfolio sold the security. The Portfolio will designate cash or liquid securities to cover its open short positions. The Portfolio also may engage in "short sales against the box," a form of short-selling that involves selling a security that the Portfolio owns (or has an unconditioned right to purchase) for delivery at a specified date in the future. This technique allows the Portfolio to hedge protectively against anticipated declines in the market of its securities. If the value of the securities sold short increased between the date of the short sale and the date on which the borrowed security is replaced, the Portfolio loses the opportunity to participate in the gain. A "short sale against the box" will result in a constructive sale of appreciated securities thereby generating capital gains to the Portfolio.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's gross assets the same as owned securities. The Portfolio designates cash or liquid high-grade debt securities at least equal to the amount of its commitment. As of Nov. 30, 1999, the Portfolio had entered into outstanding when-issued or forward-commitments of $827,200,077.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Nov. 30, 1999, the Portfolio's custodian fees were reduced by $6,026 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $13,405,766,542 and $13,188,404,377, respectively, for the six months ended Nov. 30, 1999. For the same period, the portfolio turnover rate was 303%. Realized gains and losses are determined on an identified cost basis.

As of Nov. 30, 1999, the following securities were sold short.

Issuer                            Shares             Proceeds         Value
FNMA 30 6.5% TBA               100,000,000      $  96,027,500    $  95,218,750
FNMA 30 7.0% TBA               132,000,000        129,758,750      128,782,500
     -- ---                    -----------        -----------      -----------
Total                          232,000,000       $225,786,250     $224,001,250

4. INTEREST RATE FUTURES CONTRACTS

As of Nov. 30, 1999, investments in securities included securities valued at $79,306,974 that were pledged as collateral to cover initial margin deposits on 4,187 open purchase contracts and 26,942 open sale contracts. The market value of the open purchase contracts as of Nov. 30, 1999 was $453,558,223 with a net unrealized loss of $3,424,278. The market value of the open sale contracts as of Nov. 30, 1999 was $4,915,426,288 with a net unrealized gain of $7,442,411. See "Summary of significant accounting policies."


5. LENDING OF PORTFOLIO SECURITIES As of Nov. 30, 1999, securities valued at $831,697,825 were on loan to brokers. For collateral, the Portfolio received $784,516,875 in cash and U.S. government securities valued at $74,105,757. Income from securities lending amounted to $1,828,867 for the six months ended Nov. 30, 1999. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.


6. OPTIONS CONTRACTS WRITTEN
Contracts and premium amounts associated with options contracts written are as follows:

                                      Six months ended Nov. 30, 1999
                                 Puts                            Calls
                        Contracts      Premium          Contracts      Premium
Balance May 31, 1999     2,351      $3,162,193           33,129     $15,694,987
Opened                  91,274      10,358,188          127,396      21,161,409
Closed                 (19,800)     (3,579,800)         (18,634)     (6,090,420)
Exercised              (26,926)       (944,834)         (24,225)     (2,156,317)
Expired                (46,899)     (8,995,747)         (85,898)    (26,746,278)
                       -------      ----------          -------     -----------
Balance Nov. 30, 1999     --        $   --               31,768     $ 1,863,381

See "Summary of significant accounting policies."

Investments in Securities

Government Income Portfolio
Nov. 30, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (137.9%)
Issuer                                      Coupon          Principal            Value(a)
                                             rate            amount

Mortgage-backed securities (94.8%)
Federal Home Loan Mtge Corp
      08-01-00                                 7.50%        $533,757           $534,459
      07-01-03                                 6.50           14,695             14,543
      09-01-09                                 6.50        3,770,817          3,728,296
      10-01-10                                 7.00        9,619,092          9,600,983
      01-01-13                                 6.00       10,554,713         10,152,634
      04-01-14                                 6.00       40,772,405         39,089,199
      11-01-23                                 8.00       10,459,739         10,688,598
      05-01-24                                 7.50        4,173,151          4,175,738
      07-01-24                                 8.00        5,634,971          5,726,539
      01-01-25                                 9.00        4,844,869          5,065,892
      06-01-25                                 8.00        7,472,755          7,589,480
      08-01-25                                 8.00        1,936,790          1,967,043
      02-01-26                                 6.00       16,392,090         15,321,522
      05-01-26                                 9.00       10,511,805         11,004,598
      12-01-27                                 6.00      131,521,687        122,603,797
      01-01-28                                 6.00        2,700,713          2,504,912
      02-01-28                                 6.00       17,126,421         15,888,108
      09-01-28                                 6.00       18,063,603         16,772,530
      10-01-28                                 6.00       13,158,386         12,200,324
      06-01-29                                 6.50       22,397,890         21,361,988
      06-01-29                                 7.00       24,992,229         24,429,904
      07-01-29                                 6.50       46,205,287         44,068,293
      07-01-29                                 7.00       26,232,898         25,642,658
  Collateralized Mtge Obligation
      08-15-03                                 6.50       11,926,107         11,863,563
      11-15-22                                 4.00       44,310,000         38,703,686
      11-15-23                                 4.00        5,752,952          5,569,030
  Interest Only
      01-01-20                                10.00          148,557(c)          34,658
  Principal Only
      09-15-03                                 6.46        5,355,715(d)       4,554,977
      05-15-08                                 7.14        5,689,699(d)       4,577,541
      05-15-08                                 8.13        5,176,585(d)       4,538,409
      03-15-09                                 7.38        3,122,966(d)       2,717,957
      11-15-23                                 7.86          834,511(d)         699,373
Federal Natl Mtge Assn
      12-01-99                                 7.00          665,796            665,803
      09-01-07                                 8.50        2,370,176          2,454,996
      05-01-13                                 6.00       55,758,434         53,399,458
      06-01-13                                 6.00       45,747,139         43,811,712
      08-01-13                                 6.00       73,401,709         70,296,297
      09-01-13                                 6.00       16,961,409         16,243,822
      11-01-13                                 6.00       18,059,744         17,295,689
      12-01-13                                 5.50       12,670,878         11,879,502
      12-01-13                                 6.00        3,894,139          3,729,389
      01-01-14                                 5.50        2,420,206          2,269,049
      01-01-14                                 6.00        2,822,031          2,702,639
      02-01-14                                 5.50        9,449,676          8,852,761
      03-01-14                                 5.50          986,656            923,331
      03-01-14                                 6.00        4,502,543          4,312,054
      04-01-14                                 5.50      204,730,118(b)     191,897,108
      04-01-14                                 6.00        7,486,502          7,163,486
      05-01-14                                 5.50       26,928,315         25,200,027
      05-01-14                                 6.00       22,440,789         21,472,544
      06-01-14                                 5.50      140,365,986        131,568,971
      06-01-14                                 6.00       40,970,409         39,205,719
      06-01-14                                 6.50       54,091,984         52,928,078
      07-01-14                                 5.50       16,026,324         14,997,738
      07-01-14                                 6.00       61,021,396         58,388,532
      08-01-14                                 5.50      111,491,017        104,335,407
      08-01-14                                 6.00      153,241,104        146,634,185
      08-01-14                                 6.50       12,818,902         12,539,457
      09-01-14                                 6.00        4,277,195          4,092,650
      09-01-14                                 6.50       12,942,450         12,660,311
      12-01-14                                 6.50      217,910,000(b)     212,938,927
      12-01-14                                 7.00       66,000,000(b)      65,649,375
      08-01-19                                 6.50      156,798,051        149,447,358
      11-01-21                                 8.00        1,956,771          1,992,227
      03-01-23                                 9.00        1,346,060          1,416,728
      04-01-23                                 8.50        5,169,799          5,349,139
      08-25-23                                 6.00       14,400,000         12,897,484
      09-01-23                                 6.50       37,929,979         36,507,605
      09-01-23                                 8.50       17,837,634         18,489,778
      11-01-23                                 6.00        9,604,276          8,985,953
      12-01-23                                 7.00       12,291,293         12,053,088
      01-01-24                                 6.50       14,037,389         13,484,598
      06-01-24                                 9.00        4,232,807          4,449,739
      09-01-25                                 6.50       18,783,031         17,992,224
      11-01-25                                 6.50       18,878,120         18,087,504
      02-01-26                                 6.00          491,233            457,461
      02-01-26                                 8.00        1,973,967          2,001,721
      04-01-26                                 6.00          279,600            260,378
      05-01-26                                 7.50       13,156,512         13,123,621
      02-01-27                                 6.00        2,212,019          2,054,413
      04-01-27                                 6.00        5,077,269          4,715,514
      04-01-27                                 6.50       12,106,182         11,542,518
      04-01-27                                 7.00        7,535,944          7,364,049
      09-01-27                                 7.00        5,983,009          5,846,537
      03-01-28                                 6.00       21,088,896         19,565,175
      04-01-28                                 6.00       54,785,778(f,g)    50,812,971
      05-01-28                                 6.00        9,147,403          8,484,875
      05-01-28                                 6.50       19,714,399         18,807,309
      07-01-28                                 6.00        9,517,515          8,828,180
      09-01-28                                 6.00       91,710,631         85,037,536
      10-01-28                                 6.00       16,471,458         15,267,065
      10-01-28                                 6.50       47,177,378         45,010,167
      06-01-29                                 6.50       41,463,694         39,536,168
      07-01-29                                 6.50      142,278,766        135,609,281
      09-01-29                                 6.50          534,214            509,171
      09-01-29                                 7.00       70,227,246         68,637,299
      10-01-29                                 7.00      109,722,540        107,233,502
      11-01-29                                 6.50       13,768,107         13,122,659
      11-01-29                                 7.00       17,732,885         17,325,767
      11-01-29                                 7.50       22,000,000         21,931,559
      12-01-29                                 5.50      132,000,000(b)     123,461,249
   Collateralized Mtge Obligation
      09-25-08                                 4.50       38,000,000         34,235,021
      11-25-08                                 5.50        2,084,009          2,006,963
      10-25-10                                 4.50        6,368,130          6,156,772
      07-25-12                                 7.00        2,371,887          2,361,000
      01-25-19                                 3.00        4,997,335          4,834,123
      08-25-23                                 6.50       15,000,000         14,125,050
      05-18-26                                 5.00       17,000,000         14,614,144
   Interest Only
      08-01-18                                 9.50           45,980(c)          11,653
      01-15-20                                10.00        2,197,879(c)         600,878
      02-25-22                                 9.50          347,971(c)          84,864
      07-25-22                                 8.50        7,739,013(c)       1,977,326
   Inverse Floater
      08-25-23                                 6.78          687,961(h)         609,829
      03-25-24                                 7.98        1,030,465(h)         886,507
   Principal Only
      06-25-21                                12.57          281,048(d)         231,288
Govt Natl Mtge Assn
      08-20-19                                11.00          142,126            158,293
Total                                                                     3,034,493,530

U.S. government obligations (41.3%)
Collateralized Mtge Acceptance Corp
      12-15-30                                 6.50           74,487             73,396
Resolution Funding Corp
   Zero Coupon
      04-15-06                                 5.74        4,803,000(i)       3,173,540
      04-15-08                                 5.88       21,250,000(i)      12,218,960
      07-15-08                                 6.13       48,500,000(i)      27,385,224
      01-15-09                                 5.76       24,173,000(i)      13,237,836
      07-15-09                                 5.91       32,646,000(i)      17,234,999
      10-15-12                                 8.04        8,400,000(i)       3,521,049
      04-15-17                                 7.28       37,700,000(i)      11,602,514
      07-15-17                                 7.28        6,650,000(i)       2,012,084
      01-15-18                                 7.20        8,000,000(i)       2,342,552
      10-15-18                                 7.87        7,500,000(i)       2,092,433
U.S. Treasury
      07-31-01                                 5.50       26,600,000(f,g)    26,402,628
      08-19-01                                 5.50       44,000,000         43,638,320
      09-30-01                                 5.63      374,000,000(e,f,g) 371,527,859
      10-31-01                                 5.88      228,800,000(e)     228,289,775
      04-30-02                                 6.63       10,000,000         10,137,890
      02-15-03                                10.75       15,000,000(f,g)    16,968,323
      08-15-03                                 5.75       18,500,000(e)      18,271,525
      11-15-03                                 4.25        1,950,000          1,825,688
      02-15-04                                 4.75      154,000,000(e)     146,423,200
      05-15-04                                 5.25       44,000,000(e)      42,515,000
      05-15-04                                12.38        7,000,000          8,641,774
      08-15-05                                 6.50        5,000,000          5,068,184
      08-15-05                                10.75         4,750,00(f)       5,744,148
      05-15-06                                 6.88       12,600,000(e)      13,012,603
      07-15-06                                 7.00       98,500,000(e)     102,392,612
      11-15-08                                 4.75       10,100,000(e)       9,077,375
      05-15-09                                 5.50      160,600,000(e)     152,770,750
   Zero Coupon
      11-15-04                                 5.65       33,000,000(f,g,i)  24,254,762
Total                                                                     1,321,857,003

Other (1.8%)
California Infrastructure-
   Pacific Gas & Electric Series 1997-1
      09-25-05                                 6.32       20,400,000         20,186,820
   San Diego Gas & Electric
      03-25-03                                 6.07        7,500,000          7,487,625
      09-25-05                                 6.19        6,000,000          5,906,700
   Southern California Edison
      03-25-03                                 6.17       13,895,000         13,884,579
GMAC Commercial Mtge Securities
   Series 1997-C2 Cl A1
      12-15-04                                 6.45        9,081,798          8,907,246
Total                                                                        56,372,970

Total bonds
(Cost: $4,467,777,598)                                                   $4,412,723,503

Option purchased (0.04%)
Issuer                                      Shares          Exercise           Expiration        Value(a)
                                                             price               date
Put
U.S. Treasury Bonds                        1,500,000          $97              Dec. 1999        $1,218,750

Total option purchased
(Cost: $1,617,188)                                                                              $1,218,750


Short-term securities (3.6%)
Issuer                                        Annualized      Amount          Value(a)
                                            yield on date     payable at
                                            of purchase       maturity

U.S. government agencies (3.4%)
Federal Home Loan Bank Disc Nts
      12-22-99                                 5.21%      $6,600,000         $6,578,139
      02-02-00                                 5.59        6,300,000          6,232,576
      02-18-00                                 5.60        8,000,000          7,892,978
      02-23-00                                 5.65        2,200,000          2,168,729
Federal Home Loan Mtge Corp Disc Nts
      12-10-99                                 5.20        1,800,000          1,797,405
      01-10-00                                 5.60        5,000,000          4,966,118
      01-12-00                                 5.52        1,600,000          1,589,527
      02-01-00                                 5.59          700,000            692,626
      02-18-00                                 5.63       10,500,000         10,359,533
Federal Natl Mtge Assn Disc Nts
      12-02-99                                 5.24        1,300,000          1,299,602
      12-08-99                                 5.26        4,800,000          4,794,229
      12-17-99                                 5.25          500,000            498,676
      01-21-00                                 5.61        5,900,000          5,847,454
      01-25-00                                 5.57        9,400,000          9,311,274
      01-28-00                                 5.59          300,000            296,969
      02-02-00                                 5.61        1,000,000            989,298
      02-17-00                                 5.60       37,500,000         37,004,603
      02-24-00                                 5.65        6,400,000          6,307,961
Total                                                                       108,627,697

Commercial paper (0.2%)
Bell Atlantic
      01-18-00                                 5.85        5,000,000          4,960,528

Total short-term securities
(Cost: $113,698,863)                                                       $113,588,225

Total investments in securities
(Cost: $4,583,093,649)(j)                                                $4,527,530,478

                            See accompanying notes to investments in securities.

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Nov. 30, 1999, the cost of securities purchased, including interest purchased, on a when-issued basis was $827,200,077.

(c) Interest-only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest-only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages.

(d) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse
(positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of future cash flows.

(e) Security is partially or fully on loan. See Note 5 to the financial statements.

(f) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                                                        Notional amount

Purchase contracts
Eurodollar Sept. 2004, 90-day                                               $25,500,000
U.S. Treasury Notes March 2000, 2-year                                        5,100,000
U.S. Treasury Notes March 2000, 5-year                                      388,100,000

Sale contracts
Eurodollar March 2000, 90-day                                                86,500,000
Eurodollar March 2001, 90-day                                                97,700,000
Eurodollar March 2003, 90-day                                               152,200,000
Eurodollar March 2004, 90-day                                               112,500,000
Eurodollar June 2000, 90-day                                                 86,500,000
Eurodollar June 2001, 90-day                                                 27,900,000
Eurodollar June 2002, 90-day                                                 68,800,000
Eurodollar June 2003, 90-day                                                152,200,000
Eurodollar June 2004, 90-day                                                112,500,000
Eurodollar Sept. 2000, 90-day                                                86,500,000
Eurodollar Sept. 2001, 90-day                                                28,900,000
Eurodollar Sept. 2002, 90-day                                                68,800,000
Eurodollar Sept. 2003, 90-day                                               152,200,000
Eurodollar Dec. 2000, 90-day                                                 97,700,000
Eurodollar Dec. 2002, 90-day                                                152,200,000
Eurodollar Dec. 2003, 90-day                                                114,700,000
Eurodollar Dec. 1999, 90-day                                                 33,700,000
U.S. Treasury Bonds Dec. 1999                                                82,700,000
U.S. Treasury Bonds March 2000                                               30,800,000
U.S. Treasury Notes Dec. 1999, 5-year                                        68,200,000
U.S. Treasury Notes Dec. 1999, 10-year                                      503,100,000
U.S. Treasury Notes March 2000                                              376,900,000

(g) At Nov. 30, 1999, securities valued at $79,302,013 were held to cover open call options written as follows:

Issuer                            Principal      Exercise      Expiration      Value(a)
                                   amount         Price           Date
Federal Natl Mtge Assn            $880,000         $96          Dec. 1999       $68,750
Federal Natl Mtge Assn             880,000          98          Dec. 1999       110,000
Federal Natl Mtge Assn             880,000          98          Dec. 1999        55,000
Federal Natl Mtge Assn             440,000          97          Dec. 1999        41,250
U.S. Treasury Note Futures Dec. 1999968,000         98          Dec. 1999       302,500
Total                                                                          $577,500

(h) Inverse floaters represent securities that pay interest at a rate that increases (decreases) in the same magnitude as, or in a multiple of, a decline
(increase) in the LIBOR (London InterBank Offering Rate) Index. Interest rate disclosed is the rate in effect on Nov. 30, 1999. Inverse floaters in the aggregate represent 0.05% of the Portfolio's net assets as of Nov. 30, 1999.

(i) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(j) At Nov. 30, 1999, the cost of securities for federal income tax purposes was approximately $4,581,476,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                   $ 16,878,000
Unrealized depreciation                                    (70,824,000)
                                                           -----------
Net unrealized depreciation                               $(53,946,000)

Financial Statements

Statement of assets and liabilities
High Yield Portfolio

Nov. 30, 1999 (Unaudited)
 Assets
Investments in securities, at value (Note 1)
   (identified cost $4,035,222,769)                         $3,582,460,337
Accrued interest and dividends receivable                       91,065,797
Receivable for investment securities sold                           80,245
                                                                    ------
Total assets                                                 3,673,606,379

 Liabilities
Disbursement in excess of cash on demand deposit                   415,268
Payable for investment securities purchased                     20,075,599
Accrued investment management services fee                          55,767
                                                                    ------
Total liabilities                                               20,546,634
                                                                ----------
Net assets                                                  $3,653,059,745
                                                            ==============

See accompanying notes to financial statements.

Statement of operations
High Yield Portfolio

Six months ended Nov. 30, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                $   22,201,859
Interest                                                                    185,999,071
                                                                            -----------
Total income                                                                208,200,930
                                                                            -----------
Expenses (Note 2):
Investment management services fee                                           10,703,078
Compensation of board members                                                     8,221
Custodian fees                                                                   76,100
Audit fees                                                                       17,250
Other                                                                           204,951
                                                                                -------
Total expenses                                                               11,009,600
   Earnings credits on cash balances (Note 2)                                   (77,392)
                                                                                -------
Total net expenses                                                           10,932,208
                                                                             ----------
Investment income (loss) -- net                                             197,268,722
                                                                            -----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                           (71,669,176)
   Foreign currency transactions                                             (3,633,441)
                                                                             ----------
Net realized gain (loss) on investments                                     (75,302,617)
Net change in  unrealized  appreciation  (depreciation)  on  investments
and on translation of assets and liabilities in foreign currencies         (140,281,232)
                                                                           ------------
Net gain (loss) on investments                                             (215,583,849)
                                                                           ------------
Net increase (decrease) in net assets resulting from operations          $  (18,315,127)
                                                                          ==============

See accompanying notes to financial statements.

Statements of changes in net assets

High Yield Portfolio
                                                                   Nov. 30, 1999   May 31, 1999
                                                                  Six months ended  Year ended
                                                                   (Unaudited)

Operations
Investment income (loss)-- net                                      $ 197,268,722  $  394,989,832
Net realized gain (loss) on investments                               (75,302,617)   (127,910,210)
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies
                                                                     (140,281,232)   (413,949,530)
                                                                     ------------    ------------
Net increase (decrease) in net assets resulting from operations       (18,315,127)   (146,869,908)
Net contributions (withdrawals) from partners                        (223,222,018)   (122,534,167)
                                                                     ------------    ------------
Total increase (decrease) in net assets                              (241,537,145)   (269,404,075)
Net assets at beginning of period                                   3,894,596,890   4,164,000,965
                                                                    -------------   -------------
Net assets at end of period                                        $3,653,059,745  $3,894,596,890
                                                                   ==============  ==============

See accompanying notes to financial statements.

Notes to Financial Statements

High Yield Portfolio
(Unaudited as to Nov. 30, 1999)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Nov. 30, 1999, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Nov. 30, 1999 was $64,118,063 representing 1.8% of net assets. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Nov. 30, 1999, the Portfolio's custodian fees were reduced by $77,392 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $678,098,198 and $747,520,445, respectively, for the six months ended Nov. 30, 1999. For the same period, the portfolio turnover rate was 19%. Realized gains and losses are determined on an identified cost basis.

Investments in Securities

High Yield Portfolio
Nov. 30, 1999 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (84.6%)
Issuer                                          Coupon         Principal        Value(a)
                                                 rate            amount

Government obligations (--%)
Govt of Algeria
   (U.S. Dollar)
      03-04-00                                 7.06%        $522,727(c)        $512,273

Mortgage-backed securities (0.1%)
Federal Home Loan Mtge Corp
      08-01-17                                 7.50            2,820(e)           2,864
Merrill Lynch Mtge Investors
      06-15-21                                 7.88        4,657,548          4,228,180
Total                                                                         4,231,044

Aerospace & defense (1.6%)
BE Aerospace
   Sr Sub Nts Series B
      03-01-08                                 8.00       10,200,000          8,440,500
Compass Aerospace
   Sr Sub Nts
      04-15-05                                10.13       11,335,000(d)       8,104,525
Fairchild
   Company Guaranty
      04-15-09                                10.75       19,550,000         16,617,500
L-3 Communications
   Sr Sub Nts Series B
      05-01-07                                10.38        6,145,000          6,344,713
Sequa
   Sr Nts
      08-01-09                                 9.00       20,750,000         20,646,250
Total                                                                        60,153,488

Automotive & related (2.5%)
EV Intl
   Company Guaranty Series A
      03-15-07                                11.00       10,500,000          7,350,000
French (JL) Auto Casting
   Sr Sub Nts
      06-01-09                                11.50       12,900,000(d)      12,738,750
Hayes Lemmerz Intl
   Company Guaranty Series B
      07-15-07                                 9.13       10,000,000          9,725,000
Lear
   Sr Nts
      05-15-09                                 8.11       20,000,000(d)      18,978,400
MSX Intl
   Company Guaranty
      01-15-08                                11.38       13,110,000         12,323,400
Oxford Automotive
   Company Guaranty Series D
      06-15-07                                10.13       25,120,000         22,670,800
Penda
   Sr Nts Series B
      03-01-04                                10.75        4,500,000          4,353,750
Venture Holdings Trust
   Sr Nts Series B
      07-01-05                                 9.50        4,000,000          3,740,000
Total                                                                        91,880,100

Banks and savings & loans (0.5%)
Sovereign Bancorp
   Sr Nts
     11-15-06                                 10.50       16,400,000         16,543,500

Beverages & tobacco (0.3%)
Canandaigua Brands
   Company Guaranty
      03-01-09                                 8.50       12,500,000         11,906,250

Chemicals (1.3%)
Allied Waste North America
   Company Guaranty Series B
      01-01-06                                 7.63        4,250,000          3,867,500
      01-01-09                                 7.88       18,675,000         16,620,750
   Sr Sub Nts
      08-01-09                                10.00        4,250,000(d)       3,878,125
Lyondell Chemical
   Series B
      05-01-07                                 9.88        9,500,000          9,785,000
   Sr Sub Nts
      05-01-09                                10.88        8,800,000          9,174,000
Sterling Chemicals
   Company Guaranty Series B
      07-15-06                                12.38        5,000,000          5,150,000
Total                                                                        48,475,375

Commercial finance (0.4%)
Advance Holding
   Zero Coupon Series B
      04-15-03                                12.45        8,800,000(g)       4,400,000
Netia Holdings
   (U.S. Dollar) Company Guaranty Series B
      11-01-07                                10.25       12,750,000(c)      10,773,750
Total                                                                        15,173,750

Communications equipment & services (12.9%)
21st Century Telecom Group
   Zero Coupon Sr Disc Nts
      02-15-03                                14.81       19,300,000(g)       8,878,000
AirGate PCS
   Zero Coupon
      10-01-04                                13.50           16,700(g)      10,145,250
Bestel
   (U.S. Dollar) Zero Coupon
      05-15-01                                12.75        6,400,000(c,g)     4,032,000
Birch Telecom
   Sr Nts
      06-15-08                                14.00       14,000,000         14,210,000
Caprock Communications
   Sr Nts Series B
      07-15-08                                12.00       17,000,000         17,085,000
Celcaribe
   Sr Nts
      03-15-04                                13.50       11,150,000          8,139,500
Covad Communications Group
   Sr Nts
      02-15-09                                12.50       10,000,000         10,300,000
Crown Castle Intl
   Zero Coupon Sr Disc Nts
      08-01-04                                11.30       14,750,000(d,g)     8,997,500
Dobson/Sygnet Communications
   Sr Nts
      12-15-08                                12.25       16,000,000         17,600,000
EchoStar DBS
   Sr Nts
      02-01-09                                 9.38       41,015,000         41,271,344
Esprit Telecom Group
   (U.S. Dollar) Sr Nts
      12-15-07                                11.50       17,900,000(c)      18,168,500
      06-15-08                                10.88       17,000,000(c)      16,745,000
GST Equipment Funding
   Sr Nts
      05-01-07                                13.25        6,750,000          6,648,750
GST Network Funding
   Zero Coupon Sr Disc Nts
      05-01-03                                10.50       15,000,000(g)       7,518,750
GST Telecommunications
   Sr Sub Nts
      11-15-07                                12.75        6,750,000          6,615,000
Jordan Telecommunications Products
   Sr Nts Series B
      08-01-07                                 9.88       25,950,000         25,431,000
   Zero Coupon Sr Disc Nts Series B
      08-01-00                                10.04       21,900,000(g)      18,834,000
KMC Telecom Holdings
   Sr Nts
      05-15-09                                13.50       12,000,000(d)      11,880,000
   Zero Coupon Sr Disc Nts
      02-15-03                                12.68       12,000,000(g)       6,390,000
MJD Communications
   Sr Sub Nts Series B
      05-01-08                                 9.50        5,525,000          4,972,500
NTL
   Zero Coupon Sr Nts Series B
      02-01-01                                11.40       40,000,000(g)      35,800,000
PhoneTel Technologies
   Sr Nts
      12-15-06                                12.00       23,500,000(b)       3,995,000
Price Communications Wireless
   Company Guaranty Series B
      12-15-06                                 9.13       24,700,000         25,132,250
RCN
   Zero Coupon Sr Disc Nts Series B
      02-15-03                                 9.80        7,500,000(g)       4,893,750
Rhythms Net Connections
   Sr Nts
      04-15-09                                12.75       10,000,000          9,500,000
Spectrasite Holdings
   Zero Coupon Sr Disc Nts
      04-15-04                                11.25       17,200,000(g)       8,944,000
Tele1 Europe
   (U.S. Dollar) Sr Nts
      05-15-09                                13.00        8,000,000(c,d)     8,200,000
Telehub Communications
   Zero Coupon Company Guaranty
      07-31-01                                13.88       12,000,000(g)       1,200,000
Triton Communications
   Zero Coupon Company Guaranty
      05-01-03                                10.86       22,000,000(g)      15,537,500
Unisite
   Zero Coupon Sub Nts
      12-15-00                                13.00        9,000,000(d,g,i)  11,480,400
Versatel Telecom
   (U.S. Dollar) Sr Nts
      05-15-08                                13.25       16,600,000(c)      17,513,000
Vialog
   Company Guaranty
      11-15-01                                12.75       22,600,000         15,820,000
Voicestream Wire
   Sr Nts
      11-15-09                                10.38        8,700,000(d)       9,069,750
   Zero Coupon Sr Disc Nts
      11-15-04                                11.88       17,600,000(d,g)    10,736,000
Williams Communication Group
   Sr Nts
      10-01-09                                10.88       15,000,000         15,712,500
Worldwide Fiber
   Sr Nts
      08-01-09                                12.00       16,000,000(d)      16,380,000
Total                                                                       473,776,244

Computers & office equipment (2.4%)
Concentric Network
   Sr Nts
      12-15-07                                12.75        5,600,000          5,901,000
Cooperative Computing
   Sr Sub Nts
      02-01-08                                 9.00       20,250,000         14,782,500
Decisionone Holdings
   Zero Coupon
      08-01-02                                 9.89        8,450,000(b,g)        10,563
Globix
   Sr Nts
      05-01-05                                13.00       22,220,000         21,608,950
PSINet
   Sr Nts
      12-01-06                                10.50        3,050,000(d)       3,076,688
      11-01-08                                11.50        6,500,000          6,776,250
   Sr Nts Series B
      02-15-05                                10.00       15,275,000         15,198,625
Verio
   Sr Nts
      04-01-05                                10.38        7,000,000          7,035,000
      12-01-08                                11.25       11,000,000(d)      11,495,000
Total                                                                        85,884,576
Electronics (0.7%)
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-07                                 8.63       13,650,000(c,d)    10,957,196
Metromedia Fiber Network
   Sr Nts Series B
      11-15-08                                10.00       13,750,000         13,956,250
Total                                                                        24,913,446

Energy (3.4%)
Canadian Forest Oil
   (U.S. Dollar) Company Guaranty
      09-15-07                                 8.75       14,500,000(c)      13,920,000
Clark R&M
   Sr Sub Nts
      11-15-07                                 8.88       10,100,000          6,464,000
Energy Corp of America
   Sr Sub Nts Series A
      05-15-07                                 9.50        9,000,000          5,220,000
HS Resources
   Company Guaranty
      11-15-06                                 9.25        4,250,000          4,196,875
   Sr Sub Nts
      12-01-03                                 9.88        9,700,000          9,687,875
   Sr Sub Nts Series B
      11-15-06                                 9.25        8,000,000          7,900,000
Hurricane Hydrocarbons
   (U.S. Dollar) Sr Nts
      11-01-04                                11.75       15,750,000(b,c,d)   8,190,000
Lodestar Holdings
   Company Guaranty
      05-15-05                                11.50       18,350,000         10,276,000
Michael Petroleum
   Sr Nts Series B
      04-01-05                                11.50        6,000,000(b)       2,880,000
Nuevo Energy
   Sr Sub Nts
      06-01-08                                 9.50       12,000,000(d)      12,000,000
Ocean Energy
   Company Guaranty Series B
      07-01-08                                 8.38       14,000,000         13,790,000
Rayovac
   Sr Sub Nts Series B
      11-01-06                                10.25       11,814,000         12,552,375
Roil
   (U.S. Dollar)
      12-05-02                                12.78        4,368,000(c,d)     3,363,360
Tesoro Petroleum
   Company Guaranty Series B
      07-01-08                                 9.00       14,250,000         13,680,000
Total                                                                       124,120,485

Energy equipment & services (0.9%)
DI Inds
   Sr Nts
      07-01-07                                 8.88        6,000,000          5,460,000
Grey Wolf
   Company Guaranty Series C
      07-01-07                                 8.88        1,750,000          1,596,875
Northern Offshore
   (U.S. Dollar) Company Guaranty Series B
      05-15-05                                10.00       21,000,000(c)      12,600,000
Plains Resources
   Company Guaranty Series D
      03-15-06                                10.25        9,000,000          8,460,000
Seven Seas Petroleum
   Sr Nts Series B
      05-15-05                                12.50        8,000,000          3,600,000
Total                                                                        31,716,875

Financial services (2.3%)
AOA Holdings LLC
   Sr Nts
      06-01-06                                10.38       15,500,000(d)      15,441,875
Arcadia Financial
   Sr Nts
      03-15-07                                11.50       30,165,000         30,448,200
Gemini Inds
      12-23-01                                13.50       13,567,500(b,i)     6,783,750
Omnipoint Midwest Holding
      12-31-06                                 9.40        4,250,000          4,037,500
      12-31-06                                10.00        8,500,000          8,075,000
ONO Finance
   (U.S. Dollar) Company Guaranty
      05-01-09                                13.00        4,070,000(c,d)     4,232,800
RBF Finance
   Company Guaranty
      03-15-09                                11.38       12,375,000         13,303,125
Total                                                                        82,322,250

Food (0.6%)
Ameriserve Food Distributions
   Company Guaranty
      10-15-06                                 8.88        5,100,000          2,703,000
      07-15-07                                10.13        6,125,000          1,837,500
Aurora Foods
   Sr Sub Nts Series D
      02-15-07                                 9.88       10,000,000         10,250,000
Daya Guna
   (U.S. Dollar) Company Guaranty
      06-01-07                                10.00        3,690,000(c,d)     2,214,000
RAB Enterprises
   Company Guaranty
      05-01-05                                10.50        9,600,000          6,528,000
Total                                                                        23,532,500

Health care (0.6%)
Alaris Medical
   Zero Coupon Sr Disc Nts
      08-01-03                                11.12       16,000,000(g)       7,040,000
Alaris Medical Systems
   Company Guaranty
      12-01-06                                 9.75       16,450,000         13,653,500
Total                                                                        20,693,500

Health care services (3.2%)
Abbey Healthcare Group
   Sr Sub Nts
      11-01-02                                 9.50       25,750,000         24,591,250
Fountain View
   Company Guaranty Series B
      04-15-08                                11.25        8,600,000          6,536,000
Genesis Health Ventures
   Sr Sub Nts
      10-01-06                                 9.25        9,725,000          3,403,750
Hanger Orthopedic Group
   Sr Sub Nts
      06-15-09                                11.25        9,600,000(d)       9,456,000
Magellan Health Services
   Sr Sub Nts
      02-15-08                                 9.00       15,000,000         12,150,000
Oxford Health Plans
   Sr Nts
      05-15-05                                11.00       13,000,000         12,350,000
Paracelsus Healthcare
   Sr Sub Nts
      08-15-06                                10.00       17,600,000          9,680,000
Physician Sales & Service
   Company Guaranty
      10-01-07                                 8.50       15,250,000         15,364,375
Tenet Healthcare
   Sr Sub Nts Series B
      12-01-08                                 8.13       17,050,000         15,728,625
Triad Hospitals Holdings
   Sr Sub Nts
      05-15-09                                11.00        6,050,000(d)       6,292,000
Total                                                                       115,552,000

Household products (0.3%)
Scotts
   Sr Sub Nts
      01-15-09                                 8.63       10,385,000(d)      10,021,525

Industrial equipment & services (1.8%)
Blount
   Company Guaranty
      06-15-05                                 7.00       14,700,000         12,495,000
Fairfield Mfg
   Sr Sub Nts
      10-15-08                                 9.63       13,600,000         12,920,000
Grove Holdings/Capital
   Zero Coupon
      05-01-03                                11.63        4,000,000(g)         440,000
Grove Inds
      05-01-10                                14.50        3,342,730            334,273
Motor & Gears
   Sr Nts Series D
      11-15-06                                10.75       30,500,000         28,365,000
Thermadyne Holdings
   Zero Coupon
      06-01-03                                12.50       12,000,000(g)       5,520,000
Thermadyne Mfg
   Company Guaranty
      06-01-08                                 9.88        5,000,000          4,300,000
Total                                                                        64,374,273

Insurance (0.4%)
Americo Life
   Sr Sub Nts
      06-01-05                                 9.25       15,000,000         14,887,500

Leisure time & entertainment (6.0%)
Alliance Atlantis Communications
   (U.S. Dollar) Sr Sub Nts
      12-15-09                                13.00       15,000,000(c)      14,925,000
Coast Hotels & Casino
   Company Guaranty
      04-01-09                                 9.50        9,235,000          8,865,600
Hammons (JQ) Hotels
   1st Mtge
      02-15-04                                 8.88       12,000,000         11,040,000
Hollywood Casino Shreveport
   1st Mtge
      08-01-06                                13.00        8,900,000(d)       9,456,250
Hollywood Park
   Company Guaranty Series B
      02-15-07                                 9.25       10,000,000          9,900,000
Horseshoe Gaming Holding
   Company Guaranty
      05-15-09                                 8.63       16,550,000         15,805,250
Icon Health & Fitness
   Company Guaranty
      09-27-05                                12.00        5,550,000(d)       2,997,000
Isle of Capri Casinos/Capital
   1st Mtge Series B
      08-31-04                                13.00       15,750,000         17,088,750
Lodgenet Entertainment
   Sr Nts
      12-15-06                                10.25       15,000,000         15,150,000
Premier Cruises
   Sr Nts
      03-15-08                                11.00       11,000,000(b,d,h)          --
Premier Parks
   Sr Nts
      04-01-06                                 9.25       10,000,000          9,775,000
      06-15-07                                 9.75       13,650,000         13,581,750
Regal Cinemas
   Sr Sub Nts
      06-01-08                                 9.50       13,000,000         10,530,000
      12-15-10                                 8.88       17,250,000         13,196,250
Trump Atlantic City Assn/Funding
   1st Mtge Company Guaranty
      05-01-06                                11.25       26,945,000         22,094,900
Trump Holdings & Funding
   Sr Nts
      06-15-05                                15.50       28,050,000         25,385,250
United Artists Theatres
   Series 1995A
      07-01-15                                 9.30       13,071,216          9,520,028
   Sr Sub Nts Series B
      04-15-08                                 9.75       27,000,000          5,130,000
Venetian Casino/LV Sands
   Company Guaranty
      11-15-05                                14.25        6,000,000          3,360,000
Total                                                                       217,801,028

Media (9.4%)
Adelphia Communications
   Sr Deb
      09-15-04                                11.88        5,000,000          5,225,000
   Sr Nts
      11-15-00                                 9.38       14,000,000         13,877,500
   Sr Nts Series B
      02-01-08                                 8.38        9,500,000          8,977,500
AMFM
   Company Guaranty
      11-01-08                                 8.00       35,550,000         35,638,874
   Zero Coupon Sr Disc Nts
      02-01-02                                 7.49        8,000,000(g)       6,980,000
Australis Holdings
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      11-01-00                                13.35       17,900,000(b,c,g)     179,000
Australis Media
   (U.S. Dollar)
      11-01-00                                14.00        1,785,504(b,c)     1,600,342
   (U.S. Dollar) Zero Coupon
      05-15-00                                12.32       43,500,000(b,c,g)       4,350
      05-15-00                                13.83          469,560(b,c,g)       2,348
Benedek Communications
   Zero Coupon Sr Disc Nts
      05-15-01                                13.89       13,500,000(g)      12,217,500
Big City Radio
   Zero Coupon Company Guaranty
      03-15-01                                11.25       10,000,000(g)       7,075,000
Bresnan Communications
   Sr Nts Series B
      02-01-09                                 8.00        9,050,000          9,095,250
CBS Radio
   Pay-in-kind Sub Deb
      01-15-09                                11.38        9,475,300(j)      10,612,336
Central Euro Media
   (U.S. Dollar) Sr Nts
      08-15-04                                 9.38       12,175,000(c)       4,748,250
Coaxial Communications/Phoenix
   Company Guaranty
      08-15-06                                10.00       10,000,000          9,825,000
Globo Communicacoes Participacoes
   (U.S. Dollar) Sr Nts
      12-05-08                                10.63       15,000,000(c,d)    12,056,250
Golden Sky Systems
   Company Guaranty Series B
      08-01-06                                12.38        8,500,000          8,585,000
MDC Communications
   (U.S. Dollar) Sr Sub Nts
      12-01-06                                10.50       16,350,000(c)      16,390,875
Outdoor Systems
   Company Guaranty
      10-15-06                                 9.38       10,000,000         10,475,000
      06-15-07                                 8.88       20,755,000         21,429,537
Paxson Communications
   Sr Sub Nts
      10-01-02                                11.63       14,700,000         15,251,250
Pegasus Media & Communications
   Series B
      07-01-05                                12.50       15,400,000         16,709,000
   Sr Nts Series B
      10-15-05                                 9.63       11,100,000         11,044,500
Price Communications Wireless
   Sr Sub Nts
      07-15-07                                11.75       10,000,000         11,000,000
Radio Unica
   Zero Coupon Company Guaranty
      08-01-02                                11.74       13,000,000(g)       8,482,500
Regional Independent Medical
   (U.S. Dollar) Sr Nts
      07-01-08                                10.50       15,200,000(c)      15,162,000
Sinclair Broadcast Group
   Sr Sub Nts
      12-15-07                                 8.75        1,800,000          1,678,500
   Company Guaranty
      07-15-07                                 9.00        2,550,000          2,390,625
Susquehanna Media
   Sr Sub Nts
      05-15-09                                 8.50        6,395,000          6,267,100
Telemundo Holdings
   Zero Coupon Sr Disc Nts Series B
      08-15-03                                11.50       17,000,000(g)       9,690,000
TeleWest Communications
   (U.S. Dollar) Sr Nts
      11-01-08                                11.25        8,000,000(c)       8,660,000
   (U.S. Dollar) Zero Coupon
      10-01-00                                11.64        7,000,000(c,g)     6,483,750
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      04-15-04                                 8.96       13,725,000(c,d,g)   8,749,688
Veninfotel
   (U.S. Dollar) Cv Pay-in-kind
      03-01-02                                10.00       10,418,625(c,i,j)  15,627,938
WRC Media/Weekly Read/JLC
      11-15-09                                12.75       12,500,000(d)      12,375,000
Total
                                                                            344,566,763
Metals (2.4%)
AK Steel
   Company Guaranty
      02-15-09                                 7.88       15,000,000         14,250,000
EnviroSource
   Sr Nts
      06-15-03                                 9.75       26,648,000         16,055,420
Great Lakes Acquisition
   Zero Coupon Series B
      05-15-03                                21.06        6,500,000(g)       3,079,375
Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                                10.13        7,947,481(c,d)     7,788,531
Maxxam Group Holdings
   Sr Nts Series B
      08-01-03                                12.00       12,000,000         11,400,000
Ormet
   Company Guaranty
      08-15-08                                11.00       17,000,000(d)      15,130,000
Pen Holdings
   Company Guaranty Series B
      06-15-08                                 9.88       10,625,000         10,040,625
Sheffield Steel
   1st Mtge Series B
      12-01-05                                11.50       10,200,000          8,415,000
Total                                                                        86,158,951

Miscellaneous (10.6%)
Adams Outdoor Advertising
   Sr Nts
      03-15-06                                10.75       10,800,000         11,313,000
Advanced Glassfiber Yarn
   Sr Sub Nts
      01-15-09                                 9.88       17,720,000         16,125,200
Argo-Tech
   Company Guaranty
      10-01-07                                 8.63        5,750,000          4,894,688
   Company Guaranty Series D
      10-01-07                                 8.63       13,000,000         11,082,500
Bistro Trust
   Sub Nts
      12-31-02                                 9.50       10,000,000(d)       9,402,000

Booth Creek Ski Holdings
   Sr Nts Series B
      03-15-07                                12.50%      $4,500,000         $3,228,750
Centaur Mining & Exploration
   (U.S. Dollar) Company Guaranty
      12-01-07                                11.00       11,500,000(c)      11,270,000
Charter Communications Holdings LLC
   Sr Nts
      04-01-09                                 8.63       15,200,000         14,402,000
Comforce Operating
   Sr Nts Series B
      12-01-07                                12.00        4,750,000          3,408,125
Consolidated Container
   Sr Sub Nts
      07-15-09                                10.13       17,900,000(d)      18,034,250
Cybernet Internet Service
   Sr Nts
      07-01-09                                14.00       10,250,000(i)       8,968,750
Dura Operating
   Company Guaranty Series B
      05-01-09                                 9.00        9,000,000          8,370,000
ECM Funding LP
      06-10-02                                11.92        1,079,825(i)       1,077,125
Equinix
      12-01-07                                13.00       17,000,000(d)      17,000,000
Falcon Products
   Company Guaranty Series B
      06-15-09                                11.38       15,250,000         14,411,250
Great Central Mines
   (U.S. Dollar) Sr Nts
      04-01-08                                 8.88       10,000,000(c)       8,950,000
ISG Resources
      04-15-08                                10.00       17,445,000         15,351,600
Knology Holdings
   Zero Coupon Sr Disc Nts
      10-15-02                                12.14        6,600,000(g)       3,927,000
Nebco Evans Holding
   Zero Coupon Sr Disc Nts
      07-15-02                                34.18        8,500,000(g)       1,190,000
Nextel Partners
   Zero Coupon Sr Disc Nts
      02-01-04                                13.78       47,900,000(g)      31,254,749
Norcal Waste Systems
   Company Guaranty Series B
      11-15-05                                13.50       20,300,000         21,924,000
NSM Steel
   Company Guaranty
      02-01-06                                12.00        7,739,335(b,d)       464,360
      02-01-08                                12.25       11,700,000(b,d)       234,000
NTEX
   (U.S. Dollar) Sr Nts
      06-01-06                                11.50        6,900,000(c)       2,898,000
Outsourcing Solutions
   Sr Sub Nts Series B
      11-01-06                                11.00       37,395,000         36,273,149
Panolam Inds
   Sr Sub Nts
      02-15-09                                11.50        4,450,000(d)       4,527,875
Park-Ohio Inds
   Sr Sub Nts
      12-01-07                                 9.25       19,025,000         18,311,563
Pierce Leahy Command
   Company Guaranty
      05-15-08                                 8.13       25,150,000         23,106,563
Poland Telecom Finance
   (U.S. Dollar) Company Guaranty Series B
      12-01-07                                14.00       16,500,000(c)      12,375,000
Riviera Black Hawk
   1st Mtge
      06-01-05                                13.00       10,425,000(d)      10,868,063
SC Intl
      09-01-07                                 9.25       17,650,000         15,929,125
SFC New Holdings
   Sr Nts
      08-15-01                               11.25         15,000,000        14,400,000
SFC Sub Inc
   Zero Coupon
      12-15-05                                11.00          718,404(b,g)            72
Stellex Inds
   Sr Sub Nts Series B
      11-01-07                                 9.50       11,450,000          8,244,000
Talton Holdings
   Company Guaranty Sr Nts Series B
      06-30-07                                11.00        3,650,000          3,449,250
Total                                                                       386,666,007

Multi-industry conglomerates (1.0%)
Communications & Power Inds
   Sr Sub Nts Series B
      08-01-05                                12.00       10,000,000          8,100,000
Jordan Inds
   Sr Nts Series D
      08-01-07                                10.38       10,410,000         10,097,700
   Zero Coupon Sr Sub Debs Series B
      04-01-02                                11.75       17,692,251(g)      11,499,963
Metromedia Intl Group
   Sr Disc Nts Series B
      09-30-07                                10.50        5,826,000          2,738,220
Prime Succession
   Sr Sub Nts
      08-15-04                                10.75       13,475,000          5,390,000
Total                                                                        37,825,883

Paper & packaging (7.2%)
Bear Island LLC/Finance
   Sr Nts Series B
      12-01-07                                10.00        6,875,000          6,531,250
Berry Plastics
   Sr Sub Nts
      04-15-04                                12.25        3,250,000(d)       3,404,375
      07-15-07                                11.00        7,100,000(d)       6,975,750
BPC Holding
   Sr Nts Series B
      06-15-06                                12.50       11,750,000         10,839,375
Crown Paper
   Sr Sub Nts
      09-01-05                                11.00       18,025,000         12,617,500
Doman Inds
   (U.S. Dollar)
      03-15-04                                 8.75       14,625,000(c)      12,431,250
   (U.S. Dollar) Company Guaranty
      07-01-04                                12.00        9,750,000(c)      10,140,000
   (U.S. Dollar) Sr Nts Series B
      11-15-07                                 9.25        3,500,000(c)       2,738,750
Gaylord Container
   Sr Nts
      06-15-07                                 9.75        6,000,000          5,760,000
      02-15-08                                 9.88       32,500,000         28,518,750
   Sr Nts Series B
      06-15-07                                 9.38        3,750,000          3,506,250
Graham Packaging/GPC Capital
   Zero Coupon Sr Disc Nts Series B
      01-15-03                                11.57        6,900,000(g)       4,579,875
Grupo Industrial Durango
   (U.S. Dollar)
      08-01-03                                12.63        5,000,000(c)       5,012,500
Packaging Corp of America
   Company Guaranty
      04-01-09                                 9.63        9,905,000         10,202,150
Repap New Brunswick
   (U.S. Dollar)
      06-01-04                                11.50        7,500,000(c)       7,668,750
   (U.S. Dollar) Sr Nts
      06-01-04                                 9.00       19,900,000(c)      19,551,750
      04-15-05                                10.63       18,550,000(c)      17,297,875
Riverwood Intl
   Company Guaranty
      08-01-07                                10.63        5,500,000          5,720,000
      04-01-08                                10.88       10,000,000         10,000,000
   Company Guaranty Sr Nts
      04-01-06                                10.25       15,000,000         15,375,000
Silgan Holdings
      06-01-09                                 9.00       13,250,000         12,521,250
   Pay-in-kind
      07-15-06                                13.25        5,621,000(j)       6,084,733
Stone Container
   Sr Nts
      08-01-16                                12.58        9,000,000          9,247,500
Tjiwi Kimia Intl
   (U.S. Dollar) Company Guaranty
      08-01-01                                13.25        7,000,000(b,c)     6,195,000
Warren (SD)
   Pay-in-kind
      12-15-06                                14.00       27,690,869(j)      31,706,045
Total                                                                       264,625,678

Restaurants & lodging (1.4%)
American Restaurant Group
   Company Guaranty Series B
      02-15-03                                11.50        9,000,000          6,750,000
Domino's
   Company Guaranty Series B
      01-15-09                                10.38       16,325,000         15,467,938
Florida Panthers Holdings
   Company Guaranty
      04-15-09                                 9.88       11,000,000         10,560,000
Prime Hospitality
   Sr Sub Nts Series B
      04-01-07                                 9.75       18,700,000         18,045,500
Total                                                                        50,823,438

Retail (1.5%)
Amazon.com
   Zero Coupon Sr Disc Nts
      05-01-03                                10.00       11,500,000(g)       7,590,000
Dairy Mart Convenience Stores
   Sr Sub Nts
      03-15-04                                10.25       17,675,000         14,935,375
   Sr Sub Nts Series B
      03-15-04                                10.25        6,250,000          5,281,250
Maxim Group
   Company Guaranty Series B
      10-15-07                                 9.25       12,500,000(b)      10,593,750
Musicland Group
   Company Guaranty Series B
      03-15-08                                 9.88       16,750,000         14,195,625
Rite Aid
   Cv Sub Nts
      09-15-02                                 5.25        4,000,000          2,010,000
Total                                                                        54,606,000

Textiles & apparel (0.9%)
Anvil Knitwear
   Sr Nts Series B
      03-15-07                                10.88       14,000,000         10,220,000
Galey & Lord
   Company Guaranty
      03-01-08                                 9.13       20,050,000          4,611,500
GFSI
   Sr Sub Nts Series B
      03-01-07                                 9.63       13,000,000          7,800,000
GFSI Holdings
   Zero Coupon Sr Disc Nts Series B
      09-15-04                                10.77       17,300,000(g)       5,190,000
Steel Heddle Group
   Zero Coupon Series B
      06-01-03                                13.74        6,200,000(g)         922,250
Steel Heddle Mfg
   Company Guaranty Series B
      06-01-08                                10.63        4,600,000          2,530,000
Total                                                                        31,273,750

Transportation (1.2%)
American Architectural
   Company Guaranty
      12-01-07                                11.75       10,000,000          3,500,000
Autopistas Del Sol
   (U.S. Dollar) Sr Nts
      08-01-09                                10.25       10,800,000(c,d)     8,370,000
Enterprises Shipholding
   (U.S. Dollar) Sr Nts
      05-01-08                                 8.88       21,305,000(c)      12,676,475
Global Ocean Carriers
   Sr Nts
      07-15-07                                10.25       13,500,000(b)       3,780,000
Greater Beijing First Expressways
   (U.S. Dollar) Sr Nts
      06-15-04                                 9.25        3,500,000(c)       1,575,000
      06-15-07                                 9.50        5,000,000(c)       2,150,000
Hermes Europe RailTel
   (U.S. Dollar) Sr Nts
      01-15-09                                10.38       10,500,000(c)      10,342,500
Total                                                                        42,393,975

Utilities -- gas (0.2%)
Leviathan Gas
   Company Guaranty Series B
      06-01-09                                10.38        8,400,000          8,736,000
Utilities -- telephone (6.6%)
Allegiance Telecom
   Zero Coupon Sr Disc Nts Series B
      02-15-03                                11.99       30,450,000(g)      21,467,250
AT&T Canada
   (U.S. Dollar) Sr Nts
      08-15-07                                12.00        8,750,000(c)      10,106,250
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      11-01-02                                10.74        8,300,000(c,g)     6,847,500
      06-15-03                                 9.96       16,000,000(c,g)    12,480,000
COLT Telecommunications Group
   (U.S. Dollar) Zero Coupon
      12-15-01                                12.00        8,500,000(c,g)     7,458,750
Energis
   (U.S. Dollar)
      06-15-09                                 9.75        8,175,000(c,d)     8,420,250
Geotek Communications
   Cv Sr Sub Nts
      02-15-01                                12.00        4,135,000(b)           5,169
Intermedia Communications
   Sr Nts Series B
      11-01-07                                 8.88       11,025,000         10,253,250
      06-01-08                                 8.60        2,400,000          2,190,000
   Zero Coupon Sr Disc Nts Series B
      07-15-02                                10.65       22,375,000(g)      16,333,750
ITC Deltacom
   Sr Nts
      03-01-08                                 8.88       17,250,000         16,732,500
      11-15-08                                 9.75        4,500,000          4,590,000
McLeod USA
   Sr Nts
      03-15-08                                 8.38        7,680,000          7,276,800
      02-15-09                                 8.13       13,000,000         12,187,500
Omnipoint Communications
   Sr Nts
      08-15-06                                11.63       22,400,000         23,911,999
Paging Network
   Sr Sub Nts
      02-01-06                                 8.88        8,500,000          2,805,000
      08-01-07                                10.13        7,950,000          2,623,500
Panamsat Intl Systems
   Pay-in-kind
      04-15-05                                12.75            4,000(j)           4,360
Primus Telecommunications Group
   Sr Nts
      08-01-04                                11.75       11,550,000         11,434,500
      01-15-09                                11.25        4,250,000          3,995,000
   Sr Nts Series B
      05-15-08                                 9.88       10,000,000          8,950,000
Pronet
   Sr Sub Nts
      06-15-05                                11.88       19,350,000         13,158,000
RSL Communications
   (U.S. Dollar) Company Guaranty
      11-15-06                                12.25       10,167,000(c)      10,319,505
      11-15-08                                10.50        1,875,000(c)       1,790,625
      11-15-09                                 9.88        7,700,000(c)       6,776,000
United Pan-Europe Communications
   (European Monetary Unit) Sr Nts
      11-01-09                                11.25        8,500,000(c,i)     8,776,250
   (U.S. Dollar) Sr Nts
      08-01-09                                10.88       10,200,000(c,d)    10,480,500
Total                                                                       241,374,208

Total bonds
(Cost: $3,490,691,528)                                                   $3,087,522,635

Common stocks (2.2%)
Issuer                                                         Shares         Value(a)

Arena Brands                                                 111,111(b,i)    $2,555,553
Celcaribe                                                  1,812,990(b,d)     1,812,990
Communications & Power Inds                                    3,500(b)         525,000
Concentric Network                                           300,000(b)       8,531,250
Earthwatch                                                   314,426(b,d)       707,459
Gaylord Container Cl A                                     1,000,000(b)       6,250,000
Global TeleSystems Group                                     215,400(b)       6,879,338
Intermedia Communications                                    311,942(b)       8,695,383
Jack in the Box                                               21,000(b)         442,313
Nextel Communications Cl A                                    41,056(b)       4,069,676
OpTel                                                         17,000(b,d)           170
Pagemart Nationwide                                           50,750(b)         203,000
Pegasus Communications                                        16,923(b)       1,110,572
Premier Holdings                                             814,645          3,054,918
Price Communications                                         840,211(b)      21,057,787
Specialty Foods                                              300,000(b)          75,000
Versatel Telecom Intl ADR                                    200,000(b,c)     5,500,000
Weatherford Intl                                             170,580(b)       5,959,639
Wilshire Financial Services Group                          2,412,000(b)       3,015,000
Wilshire Real Estate Investment Trust                        140,000            306,250
Wireless One                                                  25,000(b)          32,500

Total common stocks
(Cost: $89,931,253)                                                         $80,783,798

Preferred stocks & other (9.2%)
Issuer                                                         Shares          Value(a)

21st Century Telecom Group
   13.75% Pay-in-kind                                          3,301(j)      $1,650,500
   Warrants                                                    2,600             26,000
Adelphia Business Solutions
   Pay-in-kind                                                 5,810(j)       5,403,300
Allegiance Telecom
   Warrants                                                   30,450          2,892,750
American Mobile Satellite
   Warrants                                                    8,000(d)         400,000
American Restaurant Group
   12.00% Pay-in-kind Series B                                 4,155(j)       3,324,000
   Warrants                                                    3,500                 35
APP Finance II Mauritius Cl B
   12.00%                                                     22,600(b,c)    14,690,000
Australis Holdings
   Warrants                                                   13,400(c)             134
Bar Technologies
   Warrants                                                   10,000           $200,000
Belco Oil & Gas
   6.50% Cv                                                  210,000          3,360,000
Bell Technology
   Warrants                                                   19,525          1,952,500
Benedek Communications
   11.50% Pay-in-kind                                          7,000(b,j)     5,600,000
   Warrants                                                   70,000            140,000
Bestel
   Warrants                                                   10,400            312,000
Birch Telecom
   Warrants                                                   14,000             77,000
Capstar Broadcasting
   12.00% Pay-in-kind Exchangeable                            50,562(j)       5,966,316
Capstar Communications
   12.63% Pay-in-kind Series E                                68,630(j)       8,098,340
Century Maintenance
   13.25% Pay-in-kind Series C                               136,096(j)      13,745,696
Clark Materials Handling
   13.00%                                                      7,621(b)       2,286,300
Clearnet Communications
   Warrants                                                   42,240            633,600
Communications & Power Inds
   14.00% Pay-in-kind Series B                               213,634(j)      17,304,323
Concentric Network
   13.50% Pay-in-kind Series B                                13,539(j)      12,658,965
Crown Packaging
   Warrants                                                   10,000(h)              --
CSC Holdings
   11.13% Pay-in-kind Series M                               348,681(j)      37,831,889
   11.75% Pay-in-kind Series H                               159,224(j)      17,594,252
Cybernet Internet
   Warrants                                                   10,250          1,127,500
Dairy Mart
   Warrants                                                  311,333            108,967
Dobson Communications
   13.00% Pay-in-kind                                         10,817(j)      11,628,275
Fairfield Mfg
   11.25% Pay-in-kind                                          6,580(b,j)     6,514,199
Geotek Communications
   Warrants                                                  872,500                  1
HarCor Energy
   Warrants                                                  110,000             55,000
Hemmeter Enterprises
   Warrants                                                   36,000(h)             $--
HF Holdings
   Warrants                                                   53,125(h)              --
Hosiery Corp of America
   Warrants                                                   10,000            400,000
Intermedia Communications
   7.00% Cv Series F                                         240,000(b)       5,280,000
   13.50% Pay-in-kind Series B                                19,910(j)      18,914,500
   Warrants                                                   22,750          2,451,313
Intl Wireless Communications
   Warrants                                                   14,750                148
Iridium World Communications
   Warrants                                                   17,150                172
Jitney-Jungle Stores of America Cl A
   15.00%                                                    109,500            109,500
KMC Telecom Holdings
   Warrants                                                   12,000             36,000
Knology Holdings
   Warrants                                                   11,000             22,000
Lady Luck Gaming
   Pay-in-kind                                                50,000(b,i,j)   2,000,000
Liberty Group Publishing
   14.75% Cv                                                  19,097(b)         420,134
MetroNet Communications
   Warrants                                                    8,750          1,116,336
Nakornthai Strip Mill
   Warrants                                                7,407,184                  7
Nebco Evans Holdings
   11.25% Pay-in-kind                                        137,299(j)       1,647,588
Nextel Communications
   11.13% Pay-in-kind Series E                                 7,882(j)       8,039,640
   13.00% Pay-in-kind Series D                                21,853(j)      23,601,240
North Atlantic Trading
   12.00% Pay-in-kind                                              1(b,d,j)          18
NTL
   13.00% Pay-in-kind Series B                                27,557(j)      28,452,602
ONO Finance
   Value Ctfs                                                  4,070(c,d,i)     244,200
Packaging Corp of America
   12.38% Pay-in-kind                                         44,968(j)       4,901,512
Paxson Communications
   12.50% Pay-in-kind Exchangeable                           245,072(b,j)    24,997,344
Pegasus Communications
   12.75% Pay-in-kind                                         62,500(b,j)     7,000,000
   12.75% Pay-in-kind Series A                                 3,653(b,j)     3,872,180
PLD Telekom
   Warrants                                                    4,000(b)             200
   Warrants                                                    4,000                200
Poland Telecom
   Warrants                                                   16,500(c)         907,500
Primus Telecommunications
   Warrants                                                   11,550            288,750
R&B Falcon
   13.88% Cm Pay-in-kind                                         432(d,j)       450,360
   Warrants                                                   12,000(d)       3,360,000
RSL Communications
   Warrants                                                    9,500            888,250
SGW Holding
   12.50% Pay-in-kind Series B                               144,980(b,i,j)   2,464,660
   Cv Series A                                                87,091(b,i)       899,940
   Warrants                                                    2,750            870,375
Sinclair Capital
   11.63%                                                    140,000         13,720,000
Tele1 Europe
   Warrants                                                    8,000(d)         640,000
Telehub Communications
   Warrants                                                   12,000             60,000
Unifi Communications
   Warrants                                                   10,000                100
Unisite
   Cl C                                                        5,938(i)       3,239,452
   Warrants                                                    4,504(i)              45
Vialog
   Warrants                                                   22,600            836,200
Wireless One
   Warrants                                                   23,250                233
Total preferred stocks & other
(Cost: $378,130,394)                                                       $337,714,541

Short-term securities (2.1%)
Issuer                                    Annualized           Amount          Value(a)
                                         yield on date       payable at
                                          of purchase         maturity

U.S. government agencies (1.5%)
Federal Home Loan Mtge Corp Disc Nts
      12-14-99                                 5.28%      $1,000,000           $997,952
      12-16-99                                 5.26          900,000            897,792
      12-16-99                                 5.26        5,000,000          4,987,735
      12-20-99                                 5.22        1,700,000          1,695,089
      01-10-00                                 5.60        4,900,000          4,866,795
      02-01-00                                 5.59        5,600,000          5,541,004
      02-04-00                                 5.59       10,400,000         10,285,219
Federal Natl Mtge Assn Disc Nts
      12-07-99                                 5.25       16,000,000         15,983,200
      12-13-99                                 5.25        7,900,000          7,884,480
Total                                                                        53,139,266

Commercial paper (0.6%)
Bell Atlantic
      01-12-00                                 5.88        7,900,000          7,844,893
Electronic Data Systems
      12-01-99                                 5.70        8,300,000(f)       8,298,686
GTE Funding
      01-18-00                                 5.94        5,300,000          5,257,077
Natl Rural Utilities
      12-02-99                                 5.30        1,900,000          1,899,441
Total                                                                        23,300,097

Total short-term securities
(Cost: $76,469,594)                                                         $76,439,363

Total investments in securities
(Cost: $4,035,222,769)(k)                                                $3,582,460,337

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Nov. 30, 1999, the value of foreign securities represented 13.69% of net assets.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1999.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Negligible market value.

(i) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Nov. 30, 1999, is as follows:

Security                                          Acquisition           Cost
                                                    dates
Arena Brands
  Common                                           09-03-92          $5,888,888
Cybernet Internet Service
   14.00% Sr Nts 2009                              11-04-99          10,250,000
ECM Funding LP
   11.92% 2002                                     04-13-92           1,277,510
Gemini Inds
   13.50% 2001                                     12-23-96          13,500,000
Lady Luck Gambling
   Pay-in-kind Preferred                           11-19-98           1,750,000
SGW Holdings
   12.50% Pay-in-kind Series B Preferred     8-12-97 thru 08-31-99   $2,332,663
   Cv Series A Preferred                           08-12-97             899,998
Unisite
   Cl C Preferred                                  12-17-97           2,750,066
   Warrants                                        12-17-97              --
   13.00% Zero Coupon Sub Nts 2000*                12-18-97           9,000,000
United Pan-Europe Communications
   (European Monetary Unit) 11.25% Sr Nts 2009*    10-25-99           8,437,270
Veninfotel
   (U.S. Dollar) 10.00% Cv Pay-in-kind 2002 03-05-97 thru 09-01-98    9,450,000
Voicestream Wire
   10.38% Sr Nts 2009*                             11-05-99           8,700,000
   11.88% Zero Coupon Sr Disc Nts 2004*            11-05-99           9,866,736

* Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(j) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(k) At Nov. 30, 1999, the cost of securities for federal income tax purposes was approximately $4,035,223,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                           $ 114,961,000
Unrealized depreciation                                            (567,724,000)
                                                                   ------------

Net unrealized depreciation                                       $(452,763,000)

Financial Statements

Statement of assets and liabilities
Quality Income Portfolio

Nov. 30, 1999 (Unaudited)

 Assets
Investments in securities, at value (Note 1)
   (identified cost $1,517,888,430)                              $1,483,658,035
Dividends and accrued interest receivable                            20,649,069
Receivable for investment securities sold                                12,979
                                                                         ------
Total assets                                                      1,504,320,083
                                                                  -------------

 Liabilities
Disbursements in excess of cash on demand deposit                        43,646
Payable for investment securities purchased                          35,572,815
Accrued investment management services fee                               20,669
Other accrued expenses                                                    2,568
                                                                          -----
Total liabilities                                                    35,639,698
                                                                     ----------
Net assets                                                       $1,468,680,385
                                                                 ==============

See accompanying notes to financial statements.

Statement of operations
Quality Income Portfolio

Six months ended Nov. 30, 1999 (Unaudited)

Investment income
Income:
Dividends                                                                  $    403,750
Interest                                                                     52,852,579
   Less foreign taxes withheld                                                  (16,198)
                                                                                -------
Total income                                                                 53,240,131
                                                                             ----------
Expenses (Note 2):
Investment management services fee                                            3,972,412
Compensation of board members                                                     5,578
Custodian fees                                                                   32,698
Audit fees                                                                       15,375
Other                                                                                39
                                                                                     --
Total expenses                                                                4,026,102
   Earnings credits on cash balances (Note 2)                                   (10,828)
                                                                                -------
Total net expenses                                                            4,015,274
                                                                              ---------
Investment income (loss) -- net                                               49,224,857
                                                                              ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                            (7,674,206)
   Financial future contracts                                                 4,801,845
   Foreign currency transactions                                                (49,365)
                                                                                -------
Net realized gain (loss) on investments                                      (2,921,726)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies       (40,719,315)
                                                                            -----------
Net gain (loss) on investments and foreign currencies                       (43,641,041)
                                                                            -----------
Net increase (decrease) in net assets resulting from operations            $  5,583,816
                                                                           =============

See accompanying notes to financial statements.

Statements of changes in net assets

Quality Income Portfolio
                                                                   Nov. 30, 1999    May 31, 1999
                                                                  Six months ended    Year ended
                                                                    (Unaudited)

Operations
Investment income (loss)-- net                                    $  49,224,857    $ 100,906,199
Net realized gain (loss) on investments                              (2,921,726)      41,663,256
Net change in unrealized appreciation (depreciation) on investments and on translation of assets and liabilities in foreign currencies
                                                                    (40,719,315)     (78,170,119)
                                                                    -----------      -----------
Net increase (decrease) in net assets resulting from operations       5,583,816       64,399,336
Net contributions (withdrawals) from partners                      (114,741,991)     (93,477,216)
                                                                   ------------      -----------
Total increase (decrease) in net assets                            (109,158,175)     (29,077,880)
Net assets at beginning of period                                 1,577,838,560    1,606,916,440
                                                                   -------------    -------------
Net assets at end of period                                      $1,468,680,385   $1,577,838,560
                                                                 ==============   ==============

See accompanying notes to financial statements.

Notes to Financial Statements

Quality Income Portfolio
(Unaudited as to Nov. 30, 1999)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Quality Income Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Quality Income Portfolio invests primarily in investment-grade bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Securities purchased on a when-issued basis
Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations, and they may affect the Portfolio's gross net assets the same as owned securities. The Porfolio designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of Nov. 30, 1999, the Porfolio had entered into outstanding when-issued or forward-commitments of $35,194,690.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of premium and discount, is accrued daily.


2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.52% to 0.395% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Nov. 30, 1999, the Portfolio's custodian fees were reduced by $10,828 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $400,663,415 and $449,777,855, respectively, for the six months ended Nov. 30, 1999. For the same period, the portfolio turnover rate was 28%. Realized gains and losses are determined on an identified cost basis.


4. INTEREST RATE FUTURES CONTRACTS As of Nov. 30, 1999, investment is securities included securities valued at $13,078,753 that were pledged as collateral to cover initial margin deposit on 1,100 open sales contracts. The market value of the open sales contracts as of Nov. 30, 1999, was $102,368,750 with a net unrealized loss of $579,994. See "Summary of significant accounting policies."

Investments in Securities

Quality Income Portfolio
Nov. 30, 1999 (Unaudited)


(Percentages represent value of investments compared to net assets)

Bonds (92.1%)
Issuer                                      Coupon         Principal        Value(a)
                                             rate            amount
Government obligations (29.8%)
Federal Republic of Germany
   (European Monetary Unit)
      07-04-27                                 6.50%      10,000,000(b)     $10,975,022
Overseas Private Investment
   U.S. Govt Guaranty Series 1996A
      01-15-09                                 6.99       10,000,000          9,980,100
People's Republic of China
   (U.S. Dollar)
      01-15-96                                 9.00       10,000,000(b)       9,501,890
Resolution Funding Corp
   Zero Coupon
      04-15-16                                 8.05       47,000,000(c)      15,454,987
U.S. Treasury
      02-15-00                                 5.88       25,000,000         25,023,658
      08-15-00                                 6.00       11,400,000         11,421,410
      11-15-01                                 7.50      109,000,000        111,950,706
      02-15-04                                 5.88        8,000,000          7,947,834
      05-15-04                                 7.25       25,000,000         26,046,823
      08-15-04                                 7.25       26,800,000         27,963,278
      05-15-06                                 6.88       31,150,000         32,170,047
      11-15-16                                 7.50      128,370,000(i)     139,909,962
   TIPS
      01-15-07                                 3.38        8,050,000(h)       8,135,047
Total                                                                       436,480,764

Mortgage-backed securities (20.8%)
Federal Home Loan Mtge Corp
      07-01-16                                 8.00              418                425
      01-01-17                                 8.00            3,390              3,460
      03-01-17                                 8.50           83,317             86,051
      06-01-17                                 8.50           52,758             54,687
      04-01-20                                 9.00        1,001,484          1,049,675
      04-01-21                                 9.00          825,123            868,442
      03-01-22                                 8.50        1,819,174          1,883,409
      08-01-22                                 8.50        1,800,670          1,863,135
      06-01-24                                 7.50        7,717,037          7,721,822
      02-01-25                                 8.00        3,148,607          3,199,771
   Collateralized Mtge Obligation
      09-01-19                                 8.50           83,091             85,973
Federal Housing Admin
      01-01-24                                 7.43        8,634,693          8,453,904
Federal Natl Mtge Assn
      11-01-02                                10.00               76                 78
      06-15-09                                 6.38       33,000,000         32,017,589
      04-01-14                                 6.50       17,803,989         17,420,898
      12-01-14                                 6.50       15,000,000(j)      14,657,813
      10-01-23                                 6.50        7,815,623          7,522,537
      11-01-26                                 8.00        5,442,542          5,519,064
      04-01-27                                 7.50        6,963,339          6,943,772
      06-01-27                                 7.50        7,591,929          7,570,596
      07-01-27                                 8.00        6,081,754          6,165,980
      01-01-28                                 6.50        2,842,712          2,713,028
      05-01-28                                 6.50       17,344,667         16,553,403
      12-01-28                                 6.50       18,502,372         17,658,294
      02-01-29                                 6.50       19,057,401         18,188,003
      03-01-29                                 6.00        4,000,001          3,707,521
      03-01-29                                 6.50       14,528,809         13,853,407
      05-01-29                                 6.00        1,000,001            926,881
      06-01-29                                 7.00       20,864,049         20,407,647
      07-01-29                                 6.00       15,000,001         13,903,201
      11-01-29                                 7.00       20,000,000         19,537,600
      12-01-29                                 7.00       20,800,000(j)      20,293,000
   Collateralized Mtge Obligation
      10-25-19                                 8.50        1,448,659          1,509,657
   Principal Only
      01-25-20                                 9.89           83,141(f)          82,490
      09-01-18                                 9.50          431,103(f)         356,028
   Trust Series Z
      02-25-24                                 6.00       23,863,884(g)      20,141,595
Govt Natl Mtge Assn
      05-15-26                                 7.50%     $10,664,986        $10,638,324
Prudential Bache
   Collateralized Mtge Obligation
      04-01-19                                 7.97        1,985,282          2,016,376
Total                                                                       305,575,536

Automotive & related (2.8%)
Daimler-Benz North America
   Company Guaranty Medium-term Nts Series A
      09-15-06                                 7.38       18,745,000         18,995,702
General Motors
      05-15-03                                 8.88        7,050,000          7,430,943
GMAC
   Medium-term Nts
      03-01-00                                 7.00       14,300,000         14,333,915
Total                                                                        40,760,560

Banks and savings & loans (6.9%)
ABN-Amro Bank
   (U.S. Dollar) Sub Nts Series B
      05-15-23                                 7.75       12,000,000(b)      11,833,547
Banco General
   (U.S. Dollar)
      08-01-02                                 7.70        6,400,000(b,d)     6,029,583
Bayerische Landesbank
   (U.S. Dollar) Deposit Nts
      02-26-01                                 5.63       13,750,000(b)      13,586,092
Cullen/Frost Capital
   Series A
      02-01-27                                 8.42       10,000,000          9,583,050
Firstar Capital
   Company Guaranty Series B
      12-15-26                                 8.32        5,900,000          5,580,334
Greenpoint Bank
   Sr Nts
      07-15-02                                 6.70       15,000,000         14,727,000
Morgan (JP)
   Sr Sub Medium-term Nts Series A
      02-15-12                                 4.00        9,350,000(k)       8,226,691
NationsBank
   Sub Nts
      11-01-01                                 9.25        8,950,000          9,321,231
NCNB
   Sub Nts
      10-15-01                                 9.13       10,000,000         10,385,563
Sanwa Finance Aruba
   (U.S. Dollar)
      07-15-09                                 8.35       12,000,000(b)      12,260,196
Total                                                                       101,533,287

Building materials & construction (0.3%)
Foster Wheeler
      11-15-05                                 6.75        5,850,000          4,830,795

Chemicals (1.5%)
Dow Chemical
      01-15-09                                 5.97       12,755,000         11,672,113
USA Waste Services
   Sr Nts
      10-01-07                                 7.13       11,900,000          9,945,463
Total                                                                        21,617,576

Communications equipment & services (0.6%)
Telekom Malaysia
   (U.S. Dollar)
      08-01-25                                 7.88       10,000,000(b,d)     9,081,038
Electronics (0.6%)
Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-07                                 8.63       10,800,000(b,d)     8,669,430
Energy (3.2%)
PDV America
   Sr Nts
      08-01-03                                 7.88       16,500,000         14,766,831
Phillips Petroleum
      03-15-28                                 7.13       12,000,000         10,646,288
Texaco Capital
   Gtd Deb
      03-01-43                                 7.50       12,000,000         11,245,688
USX-Marathon Group
      05-15-22                                 9.38%      $9,200,000         $9,732,054
Total                                                                        46,390,861
Financial services (2.4%)
KFW Intl Finance
   (U.S. Dollar) Medium-term Nts
      12-15-99                                 8.50       10,000,000(b)      10,010,526
Marlin Water Trust
   Sr Nts
      12-15-01                                 7.09        8,300,000          8,171,051
Railcar Leasing
   (U.S. Dollar)
      01-15-13                                 7.13       12,150,000(b,d)    12,189,832
Salomon
   Sr Nts
      05-15-00                                 7.75        5,000,000          5,041,600
Total                                                                        35,413,009
Health care (0.8%)
Lilly (Eli)
      01-01-36                                 6.77       13,300,000         12,095,255

Health care services (2.3%)
AETNA Services
      08-15-03                                 6.38       13,650,000         13,243,507
HEALTHSOUTH
   Sr Nts
      06-15-08                                 7.00       15,000,000         12,505,245
Service Corp Intl
      03-15-08                                 6.50       11,550,000          8,704,738
Total                                                                        34,453,490

Industrial equipment & services (1.7%)
ARAMARK Services
      08-01-04                                 6.75       15,000,000         14,444,925
Deere & Co
      06-15-19                                 8.95       10,000,000         10,562,649
Total                                                                        25,007,574

Insurance (4.4%)
Arkwright CSN Trust
      08-15-26                                 9.63       11,000,000(d)      11,347,576
Conseco
   Medium-term Nts Series B
      06-21-01                                 7.60       10,000,000          9,919,298
Conseco Financing Trust
   Company Guaranty
      11-15-26                                 8.70        6,600,000          5,886,558
Nationwide CSN Trust
      02-15-25                                 9.88       11,500,000(d)      12,229,619
SAFECO Capital
   Company Guaranty
      07-15-37                                 8.07       15,000,000         12,945,266
SunAmerica
      08-01-08                                 9.95       11,000,000         12,977,359
Total                                                                        65,305,676

Media (0.8%)
Cox Enterprises
      06-14-02                                 6.63       12,000,000(d)      11,839,822
Metals (0.7%)
Alcan Aluminum
   (U.S. Dollar)
      01-15-22                                 8.88        9,600,000(b)      10,152,640
Miscellaneous (0.1%)
Jasmine Submarine Telecom
   (U.S. Dollar) Sr Nts
      05-30-11                                 8.48        1,443,645(b,d)     1,313,307
Paper & packaging (0.8%)
Caraustar Inds
      06-01-09                                 7.38       11,775,000         11,216,884
Retail (1.8%)
Dayton Hudson
      06-15-23                                 7.88       18,850,000         17,840,827
Wal-Mart CRAVE Trust
      07-17-06                                 7.00        9,282,557(d)       9,111,016
Total                                                                        26,951,843
Transportation (1.4%)
Burlington Northern Santa Fe
      12-15-25                                 7.00       10,000,000          9,072,859
Enterprise Rent-A-Car USA Finance
      02-15-08                                 6.80       10,000,000(d)       9,349,000
Zhuhai Highway
   (U.S. Dollar) Sr Nts
      07-01-06                                 9.13        2,850,000(b,d)     1,781,250
Total                                                                        20,203,109

Utilities -- electric (3.9%)
Arizona Public Service
   1st Mtge Sale Lease-backed Obligation
      12-30-15                                 8.00        9,000,000          8,983,747
Commonwealth Edison
   1st Mtge Series 90
      04-15-00                                 6.50        9,000,000          8,995,910
Edison Mission Energy
   Sr Nts
      06-15-09                                 7.73        8,600,000(d)       8,575,086
Israel Electric
   (U.S. Dollar) Sr Nts
      12-15-26                                 7.88        9,000,000(b,d)     8,229,600
Korea Electric Power
   (U.S. Dollar) Zero Coupon
      04-01-16                                10.07       35,000,000(b,e)     5,296,127
Salton Sea Funding
   Series C
      05-30-10                                 7.84       10,000,000          9,887,697
Wisconsin Electric Power
      12-01-95                                 6.88        8,000,000          7,006,924
Total                                                                        56,975,091

Utilities -- gas (0.6%)
El Paso Energy
   Sr Nts Series B
      07-15-01                                 6.63        8,675,000          8,596,752
Utilities -- telephone (3.9%)
AT&T
      01-15-25                                 8.35        5,000,000          5,088,100
      12-01-31                                 8.63       14,000,000         14,427,283
GTE Florida
      02-01-28                                 6.86       12,450,000         11,384,380
New York Telephone
      07-15-31                                 9.38       14,000,000         14,852,142
U S West Capital Funding
   Company Guaranty
      08-15-01                                 6.88       12,000,000(d)      11,980,320
Total                                                                        57,732,225

Total bonds
(Cost: $1,386,741,745)                                                   $1,352,196,524

Preferred stock (0.6%)
Issuer                                                        Shares          Value(a)
Salomon Income Financing Trust
   2.38%                                                     340,000         $8,861,420

Total preferred stock
(Cost: $8,500,000)                                                           $8,861,420

Short-term securities (8.2%)
Issuer                                      Annualized         Amount         Value(a)
                                           yield on date     payable at
                                            of purchase       maturity

U.S. government agencies (7.4%)
Federal Home Loan Mtge Corp Disc Nts
      12-16-99                                 5.26%     $10,500,000        $10,474,244
      01-10-00                                 5.60        2,200,000          2,185,092
      01-12-00                                 5.52       14,100,000         14,007,707
      02-11-00                                 5.63          900,000            889,014
Federal Natl Mtge Assn Disc Nts
      12-02-99                                 5.24       24,700,000         24,692,439
      12-15-99                                 5.26       22,200,000         22,149,770
      12-17-99                                 5.26       10,900,000         10,871,134
      02-04-00                                 5.60       23,900,000         23,636,224
Total                                                                       108,905,624
Commercial paper (0.9%)
Ford Motor Credit
      12-14-99                                 5.31        1,000,000            997,939
Merrill Lynch
      01-26-00                                 5.99        5,600,000          5,547,066
Northern States Power
      12-07-99                                 5.32        1,100,000          1,098,864
Petrofina (Delaware)
      01-18-00                                 6.03        6,100,000          6,050,598
Total
                                                                             13,694,467
Total short-term securities
(Cost: $122,646,685)
                                                                           $122,600,091
Total investments in securities
(Cost: $1,517,888,430)(l)                                                $1,483,658,035

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Nov. 30, 1999, the value of foreign securities represented 8.91% of net assets.

(c) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(f) Principal-only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal-only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents current yield based upon the current cost basis and estimated timing of future cash flows.

(g) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(h) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i) Partially pledged as initial deposit on the following open interest rate futures contracts (see Note 4 to the financial statements):

Type of security                                                Notional amount

Sale contracts
U.S. Treasury Bonds, March 2000                                   $110,000,000

(j) At Nov. 30, 1999, the cost of securities purchased, including interest purchased, on a when-issued basis was $35,194,690.

(k) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 1999.

(l) At Nov. 30, 1999, the cost of securities for federal income tax purposes was approximately $1,517,888,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                            $13,197,000
Unrealized depreciation                                            (47,427,000)
                                                                   -----------
Net unrealized depreciation                                       $(34,230,000)

American Express Financial Advisors Inc., Distributor






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